UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07445

SEI Asset Allocation Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

c/o CT Corporation

155 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2014

Date of reporting period: March 31, 2014

Item 1.	Reports to Stockholders.

March 31, 2014

ANNUAL REPORT

SEI Asset Allocation Trust

† Defensive Strategy Fund

† Defensive Strategy Allocation Fund

† Conservative Strategy Fund

† Conservative Strategy Allocation Fund

† Moderate Strategy Fund

† Moderate Strategy Allocation Fund

† Aggressive Strategy Fund

† Tax-Managed Aggressive Strategy Fund

† Core Market Strategy Fund

† Core Market Strategy Allocation Fund

† Market Growth Strategy Fund

† Market Growth Strategy Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Defensive Strategy Fund

I. Objective

The Defensive Strategy Fund (the “Fund”) seeks to manage the risk of loss while providing current income and the opportunity for limited capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (“SIMC”), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC primarily allocates the Fund’s assets among certain underlying SEI Funds. In turn, these underlying SEI Funds invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (“SIMT”), SEI Institutional International Trust (“SIT”), SEI Daily Income Trust (“SDIT”) and SEI Liquid Asset Trust (“SLAT”).

III. Market Commentary

After a very strong 2013 that exceeded most expectations, equities turned more volatile in the first quarter of 2014. Disruptive weather depressed economic activity in the U.S. and raised questions about the trend in corporate profits. The annexation of the Crimean peninsula by Russia has added to the uncertainty, as it raises the specter of a new cold war between Russia and Western Europe. Longer-term worries surround the political, economic and financial health of several emerging countries, and most emerging-country stock markets continued to lag their developed-country counterparts.

Meanwhile, fixed-income markets struggled at times over the 12 months ended March 31, 2014. U.S. Treasury bonds and emerging-market debt and inflation-sensitive assets were notable laggards. The sharpest periods of volatility occurred in May and June 2013, when the Federal Reserve first announced its intention to taper its quantitative-easing efforts (asset purchases by the central bank that are designed to support bank lending and economic activity). Now that “tapering” is a reality, investors appear to be shaking off their initial concerns. In Europe, bonds have performed quite well, led by some of the national governments that were most challenged during the continent’s recent financial crisis. The improved fiscal positions of some governments, a much lower risk that the eurozone currency union will break up, and steadily falling inflation rates were behind the unexpectedly strong European bond-market performance.

Overall, we expect more volatile assets (equities, high-yield debt and emerging-market debt) to outperform less volatile ones in the year ahead. To be sure, geopolitical concerns (such as turmoil in Ukraine), China’s economic slowdown, and derailment of economic recoveries in Europe and Japan are possible catalysts that could drive a correction in risky assets. But we expect global inflation to remain low and monetary policy to stay rather dovish in the major developed countries. As a result, we continue to view market corrections as buy-on-the-dip opportunities.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2014, the Defensive Strategy Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index (the ‘‘Index’’) returning 0.36% versus the Index return of -0.10%.

V. Fund Attribution

Given the Fund’s defensive positioning, returns were muted by the lackluster performance of fixed-income markets. Diversification into riskier assets such as equities and high-yield debt helped push the Fund’s performance into marginally positive territory. Performance contributions were led by the SIMT U.S. Managed Volatility Fund and the SIMT Global Managed Volatility Fund, which advanced 18.75% and 8.67%, respectively. The SIMT High Yield Bond Fund also added to performance, returning 6.52%. The largest detractors were inflation-sensitive allocations to the SIMT Multi-Asset Inflation Managed and SIMT Real Return Funds, which returned -4.15% and -2.57%, respectively, as inflation expectations eased during the reporting period. The SIMT Multi-Asset Capital Stability Fund also negatively impacted performance, returning -0.75%.

Beginning in May 2013, one-month currency forwards were utilized to tactically position for a decline in both the euro and the Japanese yen against the U.S. dollar. The yen position was closed in January 2014, while the euro position remains open. Through March 31, 2014, this positioning has had a negative contribution to Fund returns.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Defensive Strategy Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Defensive Strategy Fund, Class A	0.36%	2.24%	3.09%	2.20%	2.41%
Defensive Strategy Fund, Class I	0.21%	2.01%	2.58%	1.96%	2.18%
Barclays Capital U.S. Aggregate Bond Index **	(0.10)%	3.75%	4.80%	4.46%	4.61%

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

[1]

For the period ended March 31, 2014. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

2	SEI Asset Allocation Trust / Annual Report / March 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Defensive Strategy Allocation Fund

I. Objective

The Defensive Strategy Allocation Fund (the “Fund”) seeks to generate investment income while providing the opportunity for capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (“SIMC”), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (“SIMT”), SEI Institutional International Trust (“SIT”), SEI Daily Income Trust (“SDIT”) and SEI Liquid Asset Trust (“SLAT”).

III. Market Commentary

After a very strong 2013 that exceeded most expectations, equities turned more volatile in the first quarter of 2014. Disruptive weather depressed economic activity in the U.S. and raised questions about the trend in corporate profits. The annexation of the Crimean peninsula by Russia has added to the uncertainty, as it raises the specter of a new cold war between Russia and Western Europe. Longer-term worries surround the political, economic and financial health of several emerging countries, and most emerging-country stock markets continued to lag their developed-country counterparts.

Meanwhile, fixed-income markets struggled at times over the 12 months ended March 31, 2014. U.S. Treasury bonds, emerging-market debt and inflation-sensitive assets were notable laggards. The sharpest periods of volatility occurred in May and June 2013, when the Federal Reserve first announced its intention to taper its quantitative-easing efforts (asset purchases by the central bank that are designed to support bank lending and economic activity). Now that “tapering” is a reality, investors appear to be shaking off their initial concerns. In Europe, bonds performed quite well, led by certain national governments that were most challenged during the continent’s recent financial crisis. The improved fiscal positions of some governments, a much lower risk that the European currency union will break up, and steadily falling inflation rates were behind Europe’s unexpectedly strong bond-market performance.

Overall, we expect more volatile assets (equities, high-yield debt and emerging-market debt) to outperform less volatile ones in the year ahead. To be sure, geopolitical concerns (such as turmoil in Ukraine), China’s economic slowdown, and derailment of economic recoveries in Europe and Japan are possible catalysts that could drive a correction in risky assets. But we expect global inflation to remain low and monetary policy to stay rather dovish in the major developed countries. As a result, we continue to view market corrections as buy-on-the-dip opportunities.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2014, the Defensive Strategy Allocation Fund, Class A, underperformed the S&P 500 Index (the ‘‘Index’’) returning 10.83% versus the Index return of 21.86%.

V. Fund Attribution

Given the strong performance of U.S. equities during the period, in conjunction with the strategy’s defensive allocations to fixed income and lower volatility equities, the Fund underperformed the S&P 500 Index. Returns were somewhat muted by the lackluster performance of fixed-income markets. Diversification into riskier assets such as equities, real estate and high-yield debt boosted the Fund’s absolute performance. Performance contributions were led by the SIMT Tax-Managed Volatility Fund, which returned 18.15%, followed by the SIMT High Yield Bond and SIMT Real Estate Funds, which advanced 6.52% and 4.65%, respectively.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Defensive Strategy Allocation Fund, Class A	10.83%	11.47%	21.31%	7.50%	7.44%
S&P 500 Index*	21.86%	14.66%	21.16%	7.42%	7.99%

SEI Asset Allocation Trust / Annual Report / March 31, 2014	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Defensive Strategy Allocation Fund (Concluded)

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended March 31, 2014. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

4	SEI Asset Allocation Trust / Annual Report / March 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Conservative Strategy Fund

I. Objective

The Conservative Strategy Fund (the “Fund”) seeks to manage the risk of loss while providing the opportunity for modest capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (“SIMC”), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC primarily allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (“SIMT”), SEI Institutional International Trust (“SIT”), SEI Daily Income Trust (“SDIT”) and SEI Liquid Asset Trust (“SLAT”).

III. Market Commentary

After a very strong 2013 that exceeded most expectations, equities turned more volatile in the first quarter of 2014. Disruptive weather depressed economic activity in the U.S. and raised questions about the trend in corporate profits. The annexation of the Crimean peninsula by Russia has added to the uncertainty, as it raises the specter of a new cold war between Russia and Western Europe. Longer-term worries surround the political, economic and financial health of several emerging countries, and most emerging-country stock markets continued to lag their developed-country counterparts.

Meanwhile, fixed-income markets struggled at times over the 12 months ended March 31, 2014. U.S. Treasury bonds, emerging-market debt and inflation-sensitive assets were notable laggards. The sharpest periods of volatility occurred in May and June 2013, when the Federal Reserve first announced its intention to taper its quantitative-easing efforts (asset purchases by the central bank that are designed to support bank lending and economic activity). Now that “tapering” is a reality, investors appear to be shaking off their initial concerns. In Europe, bonds performed quite well, led by certain national governments that were most challenged during the continent’s recent financial crisis. The improved fiscal positions of some governments, a much lower risk that the European currency union will break up, and steadily falling inflation rates were behind Europe’s unexpectedly strong bond-market performance.

Overall, we expect more volatile assets (equities, high-yield debt and emerging-market debt) to outperform less volatile ones in the year ahead. To be sure, geopolitical concerns (such as turmoil in Ukraine), China’s economic slowdown, and derailment of economic recoveries in Europe and Japan are possible catalysts that could drive a correction in risky assets. But we expect global inflation to remain low and monetary policy to stay rather dovish in the major developed countries. As a result, we continue to view market corrections as buy-on-the-dip opportunities.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2014, the Conservative Strategy Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index (the ‘‘Index’’) returning 2.39% versus the Index return of -0.10%.

V. Fund Attribution

Because of the Fund’s conservative approach, full-year performance was muted by the lackluster performance of fixed-income markets. Driven by the weak performance of emerging-market debt, the SIT Emerging Markets Debt Fund detracted the most, returning -6.26%. Inflation-sensitive assets also weighed on performance, with the SIMT Multi-Asset Inflation Managed and SIMT Real Return Funds returning -4.15% and -2.57%, respectively. Allocations to riskier assets such as equities and high-yield debt offset the impact. Contributions to performance were led by the SIMT U.S. Managed Volatility and SIMT Global Managed Volatility Funds, which advanced 18.75% and 8.67%, respectively. The SIMT High Yield Bond Fund also added to performance, returning 6.52%.

Beginning in May 2013, one-month currency forwards were utilized to tactically position for a decline in both the euro and the Japanese yen against the U.S. dollar. The yen position was closed in January 2014, while the euro position remains open. Through March 31, 2014, this positioning has had a negative contribution to Fund returns.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Conservative Strategy Fund (Concluded)

The SIT Emerging Markets Debt fund was added to this strategy at the end of the fourth quarter 2013.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Conservative Strategy Fund, Class A	2.39%	4.31%	7.30%	3.19%	3.49%
Conservative Strategy Fund, Class D	1.41%	3.33%	6.15%	2.00%	2.30%
Conservative Strategy Fund, Class I	2.09%	4.04%	7.02%	3.08%	3.41%
Barclays Capital U.S. Aggregate Bond Index **	(0.10)%	3.75%	4.80%	4.46%	4.61%

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Fund, Class A, Class D and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

[1]

For the period ended March 31, 2014. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Class D shares were offered beginning March 25, 2011. Class D shares performance for the period prior to March 25, 2011 is performance derived from the performance of Class A shares. The performance of Class D shares may be lower than the performance of Class A shares because of different shareholder servicing and distribution fees paid by Class D shareholders. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

6	SEI Asset Allocation Trust / Annual Report / March 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Conservative Strategy Allocation Fund

I. Objective

The Conservative Strategy Allocation Fund (the “Fund”) seeks to generate investment income while providing the opportunity for capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (“SIMC”), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (“SIMT”), SEI Institutional International Trust (“SIT”), SEI Daily Income Trust (“SDIT”) and SEI Liquid Asset Trust (“SLAT”).

III. Market Commentary

After a very strong 2013 that exceeded most expectations, equities turned more volatile in the first quarter of 2014. Disruptive weather depressed economic activity in the U.S. and raised questions about the trend in corporate profits. The annexation of the Crimean peninsula by Russia has added to the uncertainty, as it raises the specter of a new cold war between Russia and Western Europe. Longer-term worries surround the political, economic and financial health of several emerging countries, and most emerging-country stock markets continued to lag their developed-country counterparts.

Meanwhile, fixed-income markets struggled at times over the 12 months ended March 31, 2014. U.S. Treasury bonds, emerging-market debt and inflation-sensitive assets were notable laggards. The sharpest periods of volatility occurred in May and June 2013, when the Federal Reserve first announced its intention to taper its quantitative-easing efforts (asset purchases by the central bank that are designed to support bank lending and economic activity). Now that “tapering” is a reality, investors appear to be shaking off their initial concerns. In Europe, bonds performed quite well, led by certain national governments that were most challenged during the continent’s recent financial crisis. The improved fiscal positions of some governments, a much lower risk that the European currency union will break up, and steadily falling inflation rates were behind Europe’s unexpectedly strong bond-market performance.

Overall, we expect more volatile assets (equities, high-yield debt and emerging-market debt) to outperform less volatile ones in the year ahead. To be sure, geopolitical concerns (such as turmoil in Ukraine), China’s economic slowdown, and derailment of economic recoveries in Europe and Japan are possible catalysts that could drive a correction in risky assets. But we expect global inflation to remain low and monetary policy to stay rather dovish in the major developed countries. As a result, we continue to view market corrections as buy-on-the-dip opportunities.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2014, the Conservative Strategy Allocation Fund, Class A, underperformed the S&P 500 Index (the ‘‘Index’’) returning 11.61% versus the Index return of 21.86%.

V. Fund Attribution

Given the strong performance of U.S. equities during the period, in conjunction with the strategy’s defensive allocations to fixed income and lower volatility equities, the Fund underperformed the S&P 500 Index. Single-digit returns in the SIMT High Yield Bond and SIMT Real Estate Funds (6.52% and 4.65%, respectively) muted the more robust performance of the SIMT Tax-Managed Managed Volatility Fund, which returned 18.15%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Conservative Strategy Allocation Fund, Class A	11.61%	11.92%	21.62%	7.99%	8.15%
S&P 500 Index*	21.86%	14.66%	21.16%	7.42%	7.99%

SEI Asset Allocation Trust / Annual Report / March 31, 2014	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Conservative Strategy Allocation Fund (Concluded)

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended March 31, 2014. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

8	SEI Asset Allocation Trust / Annual Report / March 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Moderate Strategy Fund

I. Objective

The Moderate Strategy Fund (the “Fund”) seeks to provide capital appreciation while managing the risk of loss.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (“SIMC”), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC primarily allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (“SIMT”), SEI Institutional International Trust (“SIT”), SEI Daily Income Trust (“SDIT”) and SEI Liquid Asset Trust (“SLAT”).

III. Market Commentary

After a very strong 2013 that exceeded most expectations, equities turned more volatile in the first quarter of 2014. Disruptive weather depressed economic activity in the U.S. and raised questions about the trend in corporate profits. The annexation of the Crimean peninsula by Russia has added to the uncertainty, as it raises the specter of a new cold war between Russia and Western Europe. Longer-term worries surround the political, economic and financial health of several emerging countries, and most emerging-country stock markets continued to lag their developed-country counterparts.

Meanwhile, fixed-income markets struggled at times over the 12 months ended March 31, 2014. U.S. Treasury bonds, emerging-market debt and inflation-sensitive assets were notable laggards. The sharpest periods of volatility occurred in May and June 2013, when the Federal Reserve first announced its intention to taper its quantitative-easing efforts (asset purchases by the central bank that are designed to support bank lending and economic activity). Now that “tapering” is a reality, investors appear to be shaking off their initial concerns. In Europe, bonds performed quite well, led by certain national governments that were most challenged during the continent’s recent financial crisis. The improved fiscal positions of some governments, a much lower risk that the European currency union will break up, and steadily falling inflation rates were behind Europe’s unexpectedly strong bond-market performance.

Overall, we expect more volatile assets (equities, high-yield debt and emerging-market debt) to outperform less volatile ones in the year ahead. To be sure, geopolitical concerns (such as turmoil in Ukraine), China’s economic slowdown, and derailment of economic recoveries in Europe and Japan are possible catalysts that could drive a correction in risky assets. But we expect global inflation to remain low and monetary policy to stay rather dovish in the major developed countries. As a result, we continue to view market corrections as buy-on-the-dip opportunities.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2014, the Moderate Strategy Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index (the ‘‘Index’’) returning 3.34% versus the Index return of -0.10%.

V. Fund Attribution

The Fund’s diversified approach resulted in moderately positive performance. Emerging-market and inflation-sensitive fixed-income positions detracted but were offset by exposures to equities. The SIT Emerging Markets Debt Fund was the largest detractor in the strategy, returning -6.26%, while the SIMT Multi-Asset Inflation Managed and SIMT Real Return Funds returned -4.15% and -2.57%, respectively. Contributions to performance were led by the SIMT Large Cap Fund, which returned 22.72%, as well as the SIMT U.S. Managed Volatility and SIMT Global Managed Volatility Funds, which advanced 18.75% and 8.67%, respectively.

Beginning in May 2013, one-month currency forwards were utilized to tactically position for a possible decline in the Japanese yen against the U.S. dollar. This was in addition to an existing position in one-month currency forwards tactically positioning for a possible decline in the euro against the U.S. dollar. The yen position was closed in January 2014, while the euro position remains open. Through March 31, 2014, this positioning has contributed negatively to Fund returns.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Moderate Strategy Fund (Concluded)

The SIMT Multi-Asset Income Fund was added to this strategy at the end of the fourth quarter 2013.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Moderate Strategy Fund, Class A	3.34%	6.08%	11.44%	4.41%	4.92%
Moderate Strategy Fund, Class D	2.48%	5.15%	10.28%	3.23%	3.73%
Moderate Strategy Fund, Class I	3.08%	5.81%	11.15%	4.36%	4.91%
Barclays Capital U.S. Aggregate Bond Index**	(0.10)%	3.75%	4.80%	4.46%	4.61%

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Fund, Class A, Class D and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the BofA Merrill Lynch 3-Month U.S. Treaury Bill Index

[1]

For the period ended March 31, 2014. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Class D shares were offered beginning March 25, 2011. Class D shares performance for the period prior to March 25, 2011 is performance derived from the performance of Class A shares. The performance of Class D shares may be lower than the performance of Class A shares because of different shareholder servicing and distribution fees paid by Class D shareholders. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

****	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

10	SEI Asset Allocation Trust / Annual Report / March 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Moderate Strategy Allocation Fund

I. Objective

The Moderate Strategy Allocation Fund (the “Fund”) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (“SIMC”), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (“SIMT”), SEI Institutional International Trust (“SIT”), SEI Daily Income Trust (“SDIT”) and SEI Liquid Asset Trust (“SLAT”).

III. Market Commentary

After a very strong 2013 that exceeded most expectations, equities turned more volatile in the first quarter of 2014. Disruptive weather depressed economic activity in the U.S. and raised questions about the trend in corporate profits. The annexation of the Crimean peninsula by Russia has added to the uncertainty, as it raises the specter of a new cold war between Russia and Western Europe. Longer-term worries surround the political, economic and financial health of several emerging countries, and most emerging-country stock markets continued to lag their developed-country counterparts.

Meanwhile, fixed-income markets struggled at times over the 12 months ended March 31, 2014. U.S. Treasury bonds, emerging-market debt and inflation-sensitive assets were notable laggards. The sharpest periods of volatility occurred in May and June 2013, when the Federal Reserve first announced its intention to taper its quantitative-easing efforts (asset purchases by the central bank that are designed to support bank lending and economic activity). Now that “tapering” is a reality, investors appear to be shaking off their initial concerns. In Europe, bonds performed quite well, led by certain national governments that were most challenged during the continent’s recent financial crisis. The improved fiscal positions of some governments, a much lower risk that the European currency union will break up, and steadily falling inflation rates were behind Europe’s unexpectedly strong bond-market performance.

Overall, we expect more volatile assets (equities, high-yield debt and emerging-market debt) to outperform less volatile ones in the year ahead. To be sure, geopolitical concerns (such as turmoil in Ukraine), China’s economic slowdown, and derailment of economic recoveries in Europe and Japan are possible catalysts that could drive a correction in risky assets. But we expect global inflation to remain low and monetary policy to stay rather dovish in the major developed countries. As a result, we continue to view market corrections as buy-on-the-dip opportunities.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2014, the Moderate Strategy Allocation Fund, Class A, underperformed the S&P 500 Index (the ‘‘Index’’) returning 15.77% versus the Index return of 21.86%.

V. Fund Attribution

The Fund’s emphasis on capital appreciation resulted in healthy performance, but its diversified approach resulted in lower returns than the broad U.S. equity market. Full-year performance was boosted by allocations to riskier assets such as equities and high-yield debt. Performance contributions were led by the SIMT Tax-Managed Large Cap Fund, which returned 23.25%. The SIT International Equity Fund also contributed positively, advancing 17.47%, but this lagged the U.S. stock market. Driven by the weak performance of emerging-market debt, the SIT Emerging Market Debt Fund negatively impacted performance, returning -6.26%. While the SIMT Real Estate and SIMT High Yield Bond funds returned 4.65% and 6.52%, respectively, these figures subtracted from relative performance versus the S&P 500 Index.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Moderate Strategy Allocation Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Moderate Strategy Allocation Fund, Class A	15.77%	12.89%	20.48%	7.56%	7.87%
S&P 500 Index*	21.86%	14.66%	21.16%	7.42%	7.99%

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2014. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

12	SEI Asset Allocation Trust / Annual Report / March 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Aggressive Strategy Fund

I. Objective

The Aggressive Strategy Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (“SIMC”), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC primarily allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (“SIMT”), SEI Institutional International Trust (“SIT”), SEI Daily Income Trust (“SDIT”) and SEI Liquid Asset Trust (“SLAT”).

III. Market Commentary

After a very strong 2013 that exceeded most expectations, equities turned more volatile in the first quarter of 2014. Disruptive weather depressed economic activity in the U.S. and raised questions about the trend in corporate profits. The annexation of the Crimean peninsula by Russia has added to the uncertainty, as it raises the specter of a new cold war between Russia and Western Europe. Longer-term worries surround the political, economic and financial health of several emerging countries, and most emerging-country stock markets continued to lag their developed-country counterparts.

Meanwhile, fixed-income markets struggled at times over the 12 months ended March 31, 2014. U.S. Treasury bonds, emerging-market debt and inflation-sensitive assets were notable laggards. The sharpest periods of volatility occurred in May and June 2013, when the Federal Reserve first announced its intention to taper its quantitative-easing efforts (asset purchases by the central bank that are designed to support bank lending and economic activity). Now that “tapering” is a reality, investors appear to be shaking off their initial concerns. In Europe, bonds performed quite well, led by certain national governments that were most challenged during the continent’s recent financial crisis. The improved fiscal positions of some governments, a much lower risk that the European currency union will break up, and steadily falling inflation rates were behind Europe’s unexpectedly strong bond-market performance.

Overall, we expect more volatile assets (equities, high-yield debt and emerging-market debt) to outperform less volatile ones in the year ahead. To be sure, geopolitical concerns (such as turmoil in Ukraine), China’s economic slowdown, and derailment of economic recoveries in Europe and Japan are possible catalysts that could drive a correction in risky assets. But we expect global inflation to remain low and monetary policy to stay rather dovish in the major developed countries. As a result, we continue to view market corrections as buy-on-the-dip opportunities.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2014, the Aggressive Strategy Fund, Class A, underperformed the S&P 500 Index (the ‘‘Index’’) returning 11.83% versus the Index return of 21.86%.

V. Fund Attribution

While the Fund produced positive performance, its diversified approach resulted in lower returns than the broad U.S. equity market. Emerging-market positions detracted. The SIT Emerging Markets Debt Fund was the largest detractor, returning -6.26%, followed by the SIT Emerging Markets Equity Fund, which returned -1.84%. Allocations to equities contributed to performance, led by the SIMT Small Cap and SIMT Large Cap Funds, which returned 27.40% and 22.72%, respectively. The SIT International Equity Fund also contributed positively in absolute terms, advancing 17.47%, although this lagged the U.S. stock market.

Beginning in May 2013, one-month currency forwards were utilized to tactically position for a possible decline in the Japanese yen against the U.S. dollar. This was in addition to an existing position in one-month currency forwards tactically positioning for a possible decline in the euro against the U.S. dollar. The yen position was closed in January 2014, while the euro position remains open. Through March 31, 2014, this positioning has contributed negatively to Fund returns.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Aggressive Strategy Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Aggressive Strategy Fund, Class A	11.83%	9.07%	17.76%	5.74%	6.40%
Aggressive Strategy Fund, Class D	11.01%	8.18%	16.55%	4.54%	5.19%
Aggressive Strategy Fund, Class I	11.55%	8.79%	17.47%	5.39%	6.05%
S&P 500 Index*	21.86%	14.66%	21.16%	7.99%	7.99%

Comparison of Change in the Value of a $100,000 Investment in the Aggresive Strategy Fund, Class A, Class D and Class I, versus the S&P 500 Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2014. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Class D shares were offered beginning March 25, 2011. Class D shares performance for the period prior to March 25, 2011 is performance derived from the performance of Class A shares. The performance of Class D shares may be lower than the performance of Class A shares because of different shareholder servicing and distribution fees paid by Class D shareholders. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

14	SEI Asset Allocation Trust / Annual Report / March 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Tax-Managed Aggressive Strategy Fund

I. Objective

The Tax-Managed Aggressive Strategy Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (“SIMC”), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (“SIMT”), SEI Institutional International Trust (“SIT”), SEI Daily Income Trust (“SDIT”) and SEI Liquid Asset Trust (“SLAT”).

III. Market Commentary

After a very strong 2013 that exceeded most expectations, equities turned more volatile in the first quarter of 2014. Disruptive weather depressed economic activity in the U.S. and raised questions about the trend in corporate profits. The annexation of the Crimean peninsula by Russia has added to the uncertainty, as it raises the specter of a new cold war between Russia and Western Europe. Longer-term worries surround the political, economic and financial health of several emerging countries, and most emerging-country stock markets continued to lag their developed-country counterparts.

Meanwhile, fixed-income markets struggled at times over the 12 months ended March 31, 2014. U.S. Treasury bonds, emerging-market debt and inflation-sensitive assets were notable laggards. The sharpest periods of volatility occurred in May and June 2013, when the Federal Reserve first announced its intention to taper its quantitative-easing efforts (asset purchases by the central bank that are designed to support bank lending and economic activity). Now that “tapering” is a reality, investors appear to be shaking off their initial concerns. In Europe, bonds performed quite well, led by certain national governments that were most challenged during the continent’s recent financial crisis. The improved fiscal positions of some governments, a much lower risk that the European currency union will break up, and steadily falling inflation rates were behind Europe’s unexpectedly strong bond-market performance.

Overall, we expect more volatile assets (equities, high-yield debt and emerging-market debt) to outperform less volatile ones in the year ahead. To be sure, geopolitical concerns (such as turmoil in Ukraine), China’s economic slowdown, and derailment of economic recoveries in Europe and Japan are possible catalysts that could drive a correction in risky assets. But we expect global inflation to remain low and monetary policy to stay rather dovish in the major developed countries. As a result, we continue to view market corrections as buy-on-the-dip opportunities.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2014, the Tax-Managed Aggressive Strategy Fund, Class A, underperformed the S&P 500 Index (the ‘‘Index’’) returning 19.39% versus the Index return of 21.86%.

V. Fund Attribution

The Fund’s focus on long-term capital appreciation boosted returns, as U.S. equities performed quite well during the reporting period. Fund performance was led by the SIMT Tax-Managed Small/Mid Cap and SIMT Tax-Managed Large Cap Funds, which returned 25.92% and 23.25%, respectively. Diversifying allocations subtracted marginally from returns. Driven by the weak performance of emerging markets, the SIT Emerging Markets Debt Fund was the largest detractor, returning -6.26%. The SIT Emerging Markets Equity Fund also detracted, returning -1.84%. While the SIMT High Yield Bond Fund returned 6.52%, this trailed the S&P 500 Index and thus subtracted from relative performance.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Tax-Managed Aggressive Strategy Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Tax-Managed Aggressive Strategy Fund, Class A	19.39%	11.55%	19.83%	6.89%	7.52%
S&P 500 Index*	21.86%	14.66%	21.16%	7.42%	7.99%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Aggresive Strategy Fund, Class A, versus the S&P 500 Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2014. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

16	SEI Asset Allocation Trust / Annual Report / March 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Core Market Strategy Fund

I. Objective

The Core Market Strategy Fund (the “Fund”) seeks to provide capital appreciation while maintaining broad equity and fixed-income market participation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (“SIMC”), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC primarily allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (“SIMT”), SEI Institutional International Trust (“SIT”), SEI Daily Income Trust (“SDIT”) and SEI Liquid Asset Trust (“SLAT”).

III. Market Commentary

After a very strong 2013 that exceeded most expectations, equities turned more volatile in the first quarter of 2014. Disruptive weather depressed economic activity in the U.S. and raised questions about the trend in corporate profits. The annexation of the Crimean peninsula by Russia has added to the uncertainty, as it raises the specter of a new cold war between Russia and Western Europe. Longer-term worries surround the political, economic and financial health of several emerging countries, and most emerging-country stock markets continued to lag their developed-country counterparts.

Meanwhile, fixed-income markets struggled at times over the 12 months ended March 31, 2014. U.S. Treasury bonds, emerging-market debt and inflation-sensitive assets were notable laggards. The sharpest periods of volatility occurred in May and June 2013, when the Federal Reserve first announced its intention to taper its quantitative-easing efforts (asset purchases by the central bank that are designed to support bank lending and economic activity). Now that “tapering” is a reality, investors appear to be shaking off their initial concerns. In Europe, bonds performed quite well, led by certain national governments that were most challenged during the continent’s recent financial crisis. The improved fiscal positions of some governments, a much lower risk that the European currency union will break up, and steadily falling inflation rates were behind Europe’s unexpectedly strong bond-market performance.

Overall, we expect more volatile assets (equities, high-yield debt and emerging-market debt) to outperform less volatile ones in the year ahead. To be sure, geopolitical concerns (such as turmoil in Ukraine), China’s economic slowdown, and derailment of economic recoveries in Europe and Japan are possible catalysts that could drive a correction in risky assets. But we expect global inflation to remain low and monetary policy to stay rather dovish in the major developed countries. As a result, we continue to view market corrections as buy-on-the-dip opportunities.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2014, the Core Market Strategy Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index (the ‘‘Index’’) returning 5.39% versus the Index return of -0.10%.

V. Fund Attribution

The Fund’s diversified approach boosted returns, as U.S. equities performed quite well during the reporting period. Fund performance was led by the SIMT Small Cap and SIMT Large Cap Funds, which returned 27.40% and 22.72%, respectively. The SIT International Equity Fund also contributed positively to performance by advancing 17.47%. Driven by the weak performance of emerging-market debt, the SIT Emerging Markets Debt Fund was the largest detractor, returning -6.26%. Allocations to inflation-sensitive assets and emerging-market equities also detracted, as the SIMT Multi-Asset Inflation Managed and SIT Emerging Markets Equity Funds returned -4.15% and -1.84%, respectively.

Beginning in May 2013, one-month currency forwards were utilized to tactically position for a possible decline in the Japanese yen against the U.S. dollar. This was in addition to an existing position in one-month currency forwards tactically positioning for a possible decline in the euro against the U.S. dollar. The yen position was closed in January 2014, while the euro position remains open. Through March 31, 2014, this positioning has contributed negatively to Fund returns.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Core Market Strategy Fund (Concluded)

The SIMT Multi-Asset Income Fund was added to this strategy at the end of the fourth quarter 2013.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Core Market Strategy Fund, Class A	5.39%	6.73%	12.42%	5.13%	5.54%
Core Market Strategy Fund, Class I	5.10%	6.45%	12.42%	5.34%	5.75%
Barclays Capital U.S. Aggregate Bond Index **	(0.10)%	3.75%	4.80%	4.46%	4.61%

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2014. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

18	SEI Asset Allocation Trust / Annual Report / March 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Core Market Strategy Allocation Fund

I. Objective

The Core Market Strategy Allocation Fund (the “Fund”) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (“SIMC”), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (“SIMT”), SEI Institutional International Trust (“SIT”), SEI Daily Income Trust (“SDIT”) and SEI Liquid Asset Trust (“SLAT”).

III. Market Commentary

After a very strong 2013 that exceeded most expectations, equities turned more volatile in the first quarter of 2014. Disruptive weather depressed economic activity in the U.S. and raised questions about the trend in corporate profits. The annexation of the Crimean peninsula by Russia has added to the uncertainty, as it raises the specter of a new cold war between Russia and Western Europe. Longer-term worries surround the political, economic and financial health of several emerging countries, and most emerging-country stock markets continued to lag their developed-country counterparts.

Meanwhile, fixed-income markets struggled at times over the 12 months ended March 31, 2014. U.S. Treasury bonds, emerging-market debt and inflation-sensitive assets were notable laggards. The sharpest periods of volatility occurred in May and June 2013, when the Federal Reserve first announced its intention to taper its quantitative-easing efforts (asset purchases by the central bank that are designed to support bank lending and economic activity). Now that “tapering” is a reality, investors appear to be shaking off their initial concerns. In Europe, bonds performed quite well, led by certain national governments that were most challenged during the continent’s recent financial crisis. The improved fiscal positions of some governments, a much lower risk that the European currency union will break up, and steadily falling inflation rates were behind Europe’s unexpectedly strong bond-market performance.

Overall, we expect more volatile assets (equities, high-yield debt and emerging-market debt) to outperform less volatile ones in the year ahead. To be sure, geopolitical concerns (such as turmoil in Ukraine), China’s economic slowdown, and derailment of economic recoveries in Europe and Japan are possible catalysts that could drive a correction in risky assets. But we expect global inflation to remain low and monetary policy to stay rather dovish in the major developed countries. As a result, we continue to view market corrections as buy-on-the-dip opportunities.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2014, the Core Market Strategy Allocation Fund, Class A, underperformed the S&P 500 Index (the ‘‘Index’’) returning 19.32% versus the Index return of 21.86%.

V. Fund Attribution

The Fund’s diversified approach produced returns that were healthy but lagged the broader U.S. stock market. Fund performance was led by the SIMT Tax-Managed Small/Mid Cap and SIMT Tax-Managed Large Cap Funds, which returned 25.92% and 23.25%, respectively. Driven by the weak performance of emerging markets, the SIT Emerging Markets Debt Fund was the largest detractor, returning -6.26%. Also detracting was the SIT Emerging Markets Equity Fund, which returned -1.84%. The SIMT High Yield Bond Fund advanced 6.52%, but this trailed the S&P 500 Index and thus detracted from relative performance.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Core Market Strategy Allocation Fund, Class A	19.32%	11.58%	19.80%	6.42%	6.73%
S&P 500 Index*	21.86%	14.66%	21.16%	7.42%	7.99%

SEI Asset Allocation Trust / Annual Report / March 31, 2014	19

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Core Market Strategy Allocation Fund (Concluded)

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2014. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

20	SEI Asset Allocation Trust / Annual Report / March 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Market Growth Strategy Fund

I. Objective

The Market Growth Strategy Fund (the “Fund”) seeks to provide capital appreciation while maintaining broad equity and fixed-income market participation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (“SIMC”), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC primarily allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (“SIMT”), SEI Institutional International Trust (“SIT”), SEI Daily Income Trust (“SDIT”) and SEI Liquid Asset Trust (“SLAT”).

III. Market Commentary

After a very strong 2013 that exceeded most expectations, equities turned more volatile in the first quarter of 2014. Disruptive weather depressed economic activity in the U.S. and raised questions about the trend in corporate profits. The annexation of the Crimean peninsula by Russia has added to the uncertainty, as it raises the specter of a new cold war between Russia and Western Europe. Longer-term worries surround the political, economic and financial health of several emerging countries, and most emerging-country stock markets continued to lag their developed-country counterparts.

Meanwhile, fixed-income markets struggled at times over the 12 months ended March 31, 2014. U.S. Treasury bonds, emerging-market debt and inflation-sensitive assets were notable laggards. The sharpest periods of volatility occurred in May and June 2013, when the Federal Reserve first announced its intention to taper its quantitative-easing efforts (asset purchases by the central bank that are designed to support bank lending and economic activity). Now that “tapering” is a reality, investors appear to be shaking off their initial concerns. In Europe, bonds performed quite well, led by certain national governments that were most challenged during the continent’s recent financial crisis. The improved fiscal positions of some governments, a much lower risk that the European currency union will break up, and steadily falling inflation rates were behind Europe’s unexpectedly strong bond-market performance.

Overall, we expect more volatile assets (equities, high-yield debt and emerging-market debt) to outperform less volatile ones in the year ahead. To be sure, geopolitical concerns (such as turmoil in Ukraine), China’s economic slowdown, and derailment of economic recoveries in Europe and Japan are possible catalysts that could drive a correction in risky assets. But we expect global inflation to remain low and monetary policy to stay rather dovish in the major developed countries. As a result, we continue to view market corrections as buy-on-the-dip opportunities.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2014, the Market Growth Strategy Fund, Class A, underperformed the S&P 500 Index (the ‘‘Index’’) returning 7.27% versus the Index return of 21.86%.

V. Fund Attribution

The Fund’s diversified approach produced positive returns but lagged the broader U.S. stock market by a significant margin. Allocations to the SIMT Small Cap and SIMT Large Cap Funds, which returned 27.40% and 22.72%, respectively, boosted both absolute and relative performance. The SIT International Equity Fund also contributed positively, advancing 17.47%; however, this trailed the S&P 500 Index and thus subtracted from relative performance. Driven by the weak performance of emerging markets and inflation-sensitive assets, the SIT Emerging Markets Debt Fund was the largest detractor, returning -6.26%, followed by the SIMT Multi-Asset Inflation Managed and SIT Emerging Markets Equity Funds, which returned -4.15% and -1.84%, respectively.

Beginning in May 2013, one-month currency forwards were utilized to tactically position for a possible decline in the Japanese yen against the U.S. dollar. This was in addition to an existing position in one-month currency forwards tactically positioning for a possible decline in the euro against the U.S. dollar. The yen position was closed in January 2014, while the euro position remains open. Through March 31, 2014, this positioning has contributed negatively to Fund returns.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	21

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Market Growth Strategy Fund (Concluded)

The SIMT Multi-Asset Income Fund was added to this strategy at the end of the fourth quarter 2013.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Market Growth Strategy Fund, Class A	7.27%	7.14%	14.74%	5.30%	5.73%
Market Growth Strategy Fund, Class D	6.37%	6.21%	13.56%	4.10%	4.53%
Market Growth Strategy Fund, Class I	7.04%	6.90%	14.42%	5.07%	5.46%
S&P 500 Index*	21.86%	14.66%	21.16%	7.42%	7.99%

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Fund, Class A, Class D and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2014. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Class D shares were offered beginning March 25, 2011. Class D shares performance for the period prior to March 25, 2011 is performance derived from the performance of Class A shares. The performance of Class D shares may be lower than the performance of Class A shares because of different shareholder servicing and distribution fees paid by Class D shareholders. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

22	SEI Asset Allocation Trust / Annual Report / March 31, 2014

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Market Growth Strategy Allocation Fund

I. Objective

The Market Growth Strategy Allocation Fund (the “Fund”) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (“SIMT”), SEI Institutional International Trust (“SIT”), SEI Daily Income Trust (“SDIT”) and SEI Liquid Asset Trust (‘SLAT”).

III. Market Commentary

After a very strong 2013 that exceeded most expectations, equities turned more volatile in the first quarter of 2014. Disruptive weather depressed economic activity in the U.S. and raised questions about the trend in corporate profits. The annexation of the Crimean peninsula by Russia has added to the uncertainty, as it raises the specter of a new cold war between Russia and Western Europe. Longer-term worries surround the political, economic and financial health of several emerging countries, and most emerging-country stock markets continued to lag their developed-country counterparts.

Meanwhile, fixed-income markets struggled at times over the 12 months ended March 31, 2014. U.S. Treasury bonds, emerging-market debt and inflation-sensitive assets were notable laggards. The sharpest periods of volatility occurred in May and June 2013, when the Federal Reserve first announced its intention to taper its quantitative-easing efforts (asset purchases by the central bank that are designed to support bank lending and economic activity). Now that “tapering” is a reality, investors appear to be shaking off their initial concerns. In Europe, bonds performed quite well, led by certain national governments that were most challenged during the continent’s recent financial crisis. The improved fiscal positions of some governments, a much lower risk that the European currency union will break up, and steadily falling inflation rates were behind Europe’s unexpectedly strong bond-market performance.

Overall, we expect more volatile assets (equities, high-yield debt and emerging-market debt) to outperform less volatile ones in the year ahead. To be sure, geopolitical concerns (such as turmoil in Ukraine), China’s economic slowdown, and derailment of economic recoveries in Europe and Japan are possible catalysts that could drive a correction in risky assets. But we expect global inflation to remain low and monetary policy to stay rather dovish in the major developed countries. As a result, we continue to view market corrections as buy-on-the-dip opportunities.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2014, the Market Growth Strategy Allocation Fund, Class A, underperformed the S&P 500 Index (the ‘‘Index’’) returning 19.37% versus the Index return of 21.86%.

V. Fund Attribution

The Fund’s focus on long-term capital appreciation boosted returns. However, it lagged the S&P 500 Index, as U.S. equities performed quite well during the reporting period. Fund performance was led by the SIMT Tax-Managed Small/Mid Cap Fund and the SIMT Tax-Managed Large Cap Fund, which returned 25.92% and 23.25%, respectively. Diversifying allocations subtracted marginally from returns. Driven by the weak performance of emerging markets, the SIT Emerging Markets Debt Fund was the largest detractor, returning -6.26%. The SIT Emerging Markets Equity Fund also detracted, returning -1.84%. While the SIMT High Yield Bond Fund returned 6.52%, this trailed the S&P 500 Index and thus subtracted from relative performance.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Market Growth Strategy Allocation Fund, Class A	19.37%	11.67%	19.85%	6.72%	7.13%
S&P 500 Index	21.86%	14.66%	21.16%	7.42%	7.99%

SEI Asset Allocation Trust / Annual Report / March 31, 2014	23

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2014 (Unaudited)

Market Growth Strategy Allocation Fund (Concluded)

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Allocation Fund, Class A , versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2014. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

24	SEI Asset Allocation Trust / Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS

Defensive Strategy Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

FIXED INCOME FUNDS — 44.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	920,335	$9,663
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	140,779	1,316
SEI Institutional Managed Trust Enhanced Income Fund, Class A	230,785	1,754
SEI Institutional Managed Trust High Yield Bond Fund, Class A	168,334	1,323
SEI Institutional Managed Trust Real Return Fund, Class A*	260,233	2,634
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	257,906	2,636

Total Fixed Income Funds (Cost $18,902) ($ Thousands)		19,326

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	876,109	8,779
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	204,905	2,197
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	232,253	2,197

Total Multi-Asset Funds (Cost $13,094) ($ Thousands)		13,173

EQUITY FUNDS — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	121,695	1,323
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	79,156	1,329

Total Equity Funds (Cost $1,785) ($ Thousands)		2,652

Description	Shares	Market Value ($ Thousands)

MONEY MARKET FUND (A) — 19.8%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	8,685,421	$8,685

Total Money Market Fund (Cost $8,685) ($ Thousands)		8,685

Total Investments — 99.9% (Cost $42,466) ($ Thousands)		$43,836

Percentages are based on Net Assets of $43,877 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of March 31, 2014.

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
4/30/14	Brown Brothers Harriman	EUR	640	USD	879	$(3)

For the year ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$43,836	$—	$—	$43,836

Total Investments in Securities	$43,836	$—	$—	$43,836

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(3)	$—	$(3)

Total Other Financial Instruments	$—	$(3)	$—	$(3)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	25

SCHEDULE OF INVESTMENTS

Defensive Strategy Allocation Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.4%

EQUITY FUNDS — 60.4%
SEI Institutional Managed Trust Real Estate Fund, Class A	124,358	$2,066
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	246,768	4,143

Total Equity Funds (Cost $3,777) ($ Thousands)		6,209

FIXED INCOME FUND — 39.8%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	521,530	4,099

Total Fixed Income Fund (Cost $3,889) ($ Thousands)		4,099

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	21,746	22

Total Money Market Fund (Cost $22) ($ Thousands)		22

Total Investments — 100.4% (Cost $7,688) ($ Thousands)		$10,330

Percentages are based on Net Assets of $10,290 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2014.

As of March 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

26	SEI Asset Allocation Trust / Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS

Conservative Strategy Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

FIXED INCOME FUNDS — 43.0%
SEI Daily Income Trust Short-Duration Government Fund, Class A	735,962	$7,728
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	687,966	6,432
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	251,362	2,582
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,691,719	12,857
SEI Institutional Managed Trust High Yield Bond Fund, Class A	987,165	7,759
SEI Institutional Managed Trust Real Return Fund, Class A*	763,030	7,722
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,008,288	10,305

Total Fixed Income Funds (Cost $54,092) ($ Thousands)		55,385

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	1,926,632	19,305
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	841,121	9,017
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	1,089,579	10,307

Total Multi-Asset Funds (Cost $38,369) ($ Thousands)		38,629

EQUITY FUNDS — 17.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	1,070,458	$11,636
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	618,902	10,391

Total Equity Funds (Cost $15,066) ($ Thousands)		22,027

Description	Shares	Market Value ($ Thousands)

MONEY MARKET FUND (A) — 10.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	12,782,267	$12,782

Total Money Market Fund (Cost $12,782) ($ Thousands)		12,782

Total Investments — 100.1% (Cost $120,309) ($ Thousands)		$128,823

Percentages are based on Net Assets of $128,738 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of March 31, 2014.

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
4/30/14	Brown Brothers Harriman	EUR	1,877	USD	2,578	$(8)

For the year ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$128,823	$—	$—	$128,823

Total Investments in Securities	$128,823	$—	$—	$128,823

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(8)	$—	$(8)

Total Other Financial Instruments	$—	$(8)	$—	$(8)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	27

SCHEDULE OF INVESTMENTS

Conservative Strategy Allocation Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 67.1%
SEI Institutional Managed Trust Real Estate Fund, Class A	545,355	$9,058
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,106,765	18,583

Total Equity Funds (Cost $17,300) ($ Thousands)		27,641

FIXED INCOME FUND — 32.7%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,712,983	13,464

Total Fixed Income Fund (Cost $10,476) ($ Thousands)		13,464

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	82,176	82

Total Money Market Fund (Cost $82) ($ Thousands)		82

Total Investments — 100.0% (Cost $27,858) ($ Thousands)		$41,187

Percentages are based on Net Assets of $41,195 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2014.

As of March 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

28	SEI Asset Allocation Trust / Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS

Moderate Strategy Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 37.7%
SEI Daily Income Trust Short-Duration Government Fund, Class A	945,983	$9,933
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,033,895	10,618
SEI Institutional Managed Trust Enhanced Income Fund, Class A	2,435,419	18,509
SEI Institutional Managed Trust High Yield Bond Fund, Class A	2,706,937	21,276
SEI Institutional Managed Trust Real Return Fund, Class A*	1,569,238	15,881
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,332,843	23,842

Total Fixed Income Funds (Cost $97,530) ($ Thousands)		100,059

MULTI-ASSET FUNDS — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	2,530,310	26,518
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	2,641,527	26,468
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	1,235,599	13,245
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	2,801,018	26,498

Total Multi-Asset Funds (Cost $92,431) ($ Thousands)		92,729

EQUITY FUNDS — 27.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	3,424,538	$37,225
SEI Institutional Managed Trust Large Cap Fund, Class A	548,985	8,004
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,591,030	26,714

Total Equity Funds (Cost $50,576) ($ Thousands)		71,943

Description	Shares	Market Value ($ Thousands)

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	389,362	$389

Total Money Market Fund (Cost $389) ($ Thousands)		389

Total Investments — 100.0% (Cost $240,926) ($ Thousands)		$265,120

Percentages are based on Net Assets of $265,232 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of March 31, 2014.

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
4/30/14	Brown Brothers Harriman	EUR	7,694	USD	10,570	$(32)

For the year ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$265,120	$—	$—	$265,120

Total Investments in Securities	$265,120	$—	$—	$265,120

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(32)	$—	$(32)

Total Other Financial Instruments	$—	$(32)	$—	$(32)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	29

SCHEDULE OF INVESTMENTS

Moderate Strategy Allocation Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 82.1%
SEI Institutional International Trust International Equity Fund, Class A	729,915	$7,460
SEI Institutional Managed Trust Real Estate Fund, Class A	449,289	7,463
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	794,501	14,952
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,278,376	38,254

Total Equity Funds (Cost $43,533) ($ Thousands)		68,129

FIXED INCOME FUND — 17.7%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,869,555	14,695

Total Fixed Income Fund (Cost $13,843) ($ Thousands)		14,695

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	261,285	261

Total Money Market Fund (Cost $261) ($ Thousands)		261

Total Investments — 100.1% (Cost $57,637) ($ Thousands)		$83,085

Percentages are based on Net Assets of $83,017 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2014.

As of March 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

30	SEI Asset Allocation Trust / Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS

Aggressive Strategy Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 64.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	2,115,947	$22,344
SEI Institutional International Trust International Equity Fund, Class A	4,974,362	50,838
SEI Institutional Managed Trust Large Cap Fund, Class A	7,643,410	111,441
SEI Institutional Managed Trust Small Cap Fund, Class A	1,405,559	19,270

Total Equity Funds (Cost $148,878) ($ Thousands)		203,893

MULTI-ASSET FUND — 19.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	6,039,391	63,293

Total Multi-Asset Fund (Cost $60,384) ($ Thousands)		63,293

FIXED INCOME FUNDS — 15.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,467,710	25,343
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,129,487	24,598

Total Fixed Income Funds (Cost $41,138) ($ Thousands)		49,941

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	843,776	844

Total Money Market Fund (Cost $844) ($ Thousands)		844

Total Investments — 100.0% (Cost $251,244) ($ Thousands)		$317,971

Percentages are based on Net Assets of $317,891 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
4/30/14	Brown Brothers Harriman	EUR	11,425	USD	15,695	$(48)

For the year ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

(A)	Rate shown is the 7-day effective yield as of March 31, 2014.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$317,971	$—	$—	$317,971

Total Investments in Securities	$317,971	$—	$—	$317,971

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(48)	$—	$(48)

Total Other Financial Instruments	$—	$(48)	$—	$(48)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	31

SCHEDULE OF INVESTMENTS

Tax-Managed Aggressive Strategy Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	113,448	$1,198
SEI Institutional International Trust International Equity Fund, Class A	933,467	9,540
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	1,778,112	33,464
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	465,741	8,421

Total Equity Funds (Cost $27,683) ($ Thousands)		52,623

FIXED INCOME FUNDS — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	231,540	2,378
SEI Institutional Managed Trust High Yield Bond Fund, Class A	587,184	4,615

Total Fixed Income Funds (Cost $5,838) ($ Thousands)		6,993

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	145,235	145

Total Money Market Fund (Cost $145) ($ Thousands)		145

Total Investments — 100.0% (Cost $33,666) ($ Thousands)		$59,761

Percentages are based on Net Assets of $59,744 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of March 31, 2014.

As of March 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

32	SEI Asset Allocation Trust / Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS

Core Market Strategy Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.7%

FIXED INCOME FUNDS — 35.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	769,607	$7,904
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,295,339	10,182
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,177,512	22,254

Total Fixed Income Funds (Cost $38,473) ($ Thousands)		40,340

MULTI-ASSET FUNDS — 32.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	2,152,570	22,559
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	315,342	3,380
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	1,191,430	11,271

Total Multi-Asset Funds (Cost $36,509) ($ Thousands)		37,210

EQUITY FUNDS — 31.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	323,233	3,413
SEI Institutional International Trust International Equity Fund, Class A	886,508	9,060
SEI Institutional Managed Trust Large Cap Fund, Class A	1,323,271	19,293
SEI Institutional Managed Trust Small Cap Fund, Class A	250,509	3,435

Total Equity Funds (Cost $26,244) ($ Thousands)		35,201

Total Investments — 99.7% (Cost $101,226) ($ Thousands)		$112,751

Percentages are based on Net Assets of $113,050 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
4/30/14	Brown Brothers Harriman	EUR	3,276	USD	4,500	$(14)

For the year ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

*	Non-Income Producing Fund.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$112,751	$—	$—	$112,751

Total Investments in Securities	$112,751	$—	$—	$112,751

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(14)	$—	$(14)

Total Other Financial Instruments	$—	$(14)	$—	$(14)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	33

SCHEDULE OF INVESTMENTS

Core Market Strategy Allocation Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	43,522	$460
SEI Institutional International Trust International Equity Fund, Class A	358,100	3,660
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	682,127	12,838
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	178,670	3,230

Total Equity Funds (Cost $10,539) ($ Thousands)		20,188

FIXED INCOME FUNDS — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	88,824	912
SEI Institutional Managed Trust High Yield Bond Fund, Class A	225,287	1,771

Total Fixed Income Funds (Cost $2,228) ($ Thousands)		2,683

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	33,417	33

Total Money Market Fund (Cost $33) ($ Thousands)		33

Total Investments — 99.9% (Cost $12,800) ($ Thousands)		$22,904

Percentages are based on Net Assets of $22,919 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of March 31, 2014.

As of March 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

34	SEI Asset Allocation Trust / Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS

Market Growth Strategy Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.7%

EQUITY FUNDS — 44.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,799,452	$19,002
SEI Institutional International Trust International Equity Fund, Class A	4,071,606	41,612
SEI Institutional Managed Trust Large Cap Fund, Class A	6,240,071	90,980
SEI Institutional Managed Trust Small Cap Fund, Class A	1,115,659	15,296

Total Equity Funds (Cost $120,695) ($ Thousands)		166,890

MULTI-ASSET FUNDS — 31.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	7,190,217	75,354
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	702,224	7,528
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	3,979,734	37,648

Total Multi-Asset Funds (Cost $118,262) ($ Thousands)		120,530

FIXED INCOME FUNDS — 23.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,570,709	26,401
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,845,947	30,229
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	3,222,431	32,933

Total Fixed Income Funds (Cost $80,625) ($ Thousands)		89,563

Total Investments — 99.7% (Cost $319,582) ($ Thousands)		$376,983

Percentages are based on Net Assets of $377,981 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
4/30/14	Brown Brothers Harriman	EUR	13,627	USD	18,721	$(57)

For the year ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

*	Non-Income Producing Fund.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$376,983	$—	$—	$376,983

Total Investments in Securities	$376,983	$—	$—	$376,983

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(57)	$—	$(57)

Total Other Financial Instruments	$—	$(57)	$—	$(57)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	35

SCHEDULE OF INVESTMENTS

Market Growth Strategy Allocation Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	239,097	$2,525
SEI Institutional International Trust International Equity Fund, Class A	1,967,343	20,106
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	3,747,475	70,527
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	981,562	17,747

Total Equity Funds (Cost $58,637) ($ Thousands)		110,905

FIXED INCOME FUNDS — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	487,989	5,012
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,237,689	9,728

Total Fixed Income Funds (Cost $13,314) ($ Thousands)		14,740

MONEY MARKET FUND (A) — 0.5%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	572,753	573

Total Money Market Fund (Cost $573) ($ Thousands)		573

Total Investments — 100.1% (Cost $72,524) ($ Thousands)		$126,218

Percentages are based on Net Assets of $126,112 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of March 31, 2014.

As of March 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

36	SEI Asset Allocation Trust / Annual Report / March 31, 2014

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Statements of Assets and Liabilities ($ Thousands)

March 31, 2014

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$43,836		$10,330		$128,823
Receivable for investment securities sold	81		18		125
Income distribution receivable from affiliated funds	27		18		98
Receivable for fund shares sold	5		—		109
Receivable from administrator	2		—		6
Prepaid expenses	4		1		11
Total Assets	43,955		10,367		129,172
LIABILITIES:
Payable for fund shares redeemed	29		44		223
Payable for investment securities purchased	27		29		145
Investment advisory fees payable	4		1		11
Administrative servicing fees payable	1		—		1
Trustees’ fees payable	1		—		3
Distribution fees payable	—		—		4
Shareholder servicing fees payable	—		—		1
Chief Compliance Officers fees payable	—		—		—
Unrealized loss on forward foreign currency contracts	3		—		8
Accrued expenses	13		3		38
Total Liabilities	78		77		434
Net Assets	$43,877		$10,290		$128,738
†Cost of investments in affiliated funds	42,466		7,688		120,309
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$47,900		$10,340		$144,102
Undistributed net investment income	41		3		144
Accumulated net realized loss on investments	(5,431)		(2,695)		(24,014)
Net unrealized appreciation on Investments	1,370		2,642		8,514
Net unrealized depreciation on forward foreign currency contracts	(3)		—		(8)
Net Assets	$43,877		$10,290		$128,738
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.74		$13.86		$10.31
	($38,819,165 ÷ 3,983,713 shares	)	($10,290,209 ÷ 742,224 shares	)	($118,163,346 ÷ 11,463,902 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A		N/A		$10.31
					($5,185,632 ÷ 502,883 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.59		N/A		$10.47
	($5,057,489 ÷ 527,365 shares	)			($5,389,242 ÷ 514,492 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

38	SEI Asset Allocation Trust / Annual Report / March 31, 2014

Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund

$41,187		$265,120		$ 83,085
80		378		37
60		197		65
—		137		22
2		7		5
4		24		6
41,333		265,863		83,220

28		152		35
94		334		135
3		23		7
—		2		—
1		6		2
—		3		—
—		—		—
—		1		—
—		32		—
12		78		24
138		631		203
$41,195		$265,232		$ 83,017
27,858		240,926		57,637

$36,047		$313,060		$ 71,733
6		495		7
(8,187)		(72,485)		(14,171)
13,329		24,194		25,448
—		(32)		—
$41,195		$265,232		$ 83,017
$13.58		$11.39		$18.28
($41,194,890 ÷ 3,034,520 shares	)	($253,565,970 ÷ 22,254,562 shares	)	($83,016,936 ÷ 4,542,045 shares	)
N/A		$11.38		N/A
		($2,964,128 ÷ 260,443 shares	)
N/A		$11.67		N/A
		($8,702,017 ÷ 745,616 shares	)

SEI Asset Allocation Trust / Annual Report / March 31, 2014	39

Statements of Assets and Liabilities ($ Thousands)

March 31, 2014

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$317,971		$59,761		$112,751
Receivable for fund shares sold	328		—		253
Receivable for investment securities sold	234		42		434
Income distribution receivable from affiliated funds	111		20		100
Receivable from administrator	17		4		8
Prepaid expenses	26		4		9
Total Assets	318,687		59,831		113,555
LIABILITIES:
Payable for investment securities purchased	470		57		100
Payable for fund shares redeemed	126		7		213
Investment advisory fees payable	27		5		10
Distribution fees payable	14		—		—
Administrative servicing fees payable	9		—		—
Trustees’ fees payable	7		1		2
Shareholder servicing fees payable	1		—		—
Chief Compliance Officers fees payable	1		—		—
Payable to custodian	—		—		132
Unrealized loss on forward foreign currency contracts	48		—		14
Accrued expenses	93		17		34
Total Liabilities	796		87		505
Net Assets	$317,891		$59,744		$113,050
†Cost of investments in affiliated funds	251,244		33,666		101,226
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$406,954		$54,144		$113,077
Undistributed of net investment income	211		2		119
Accumulated net realized loss on investments	(155,953)		(20,497)		(11,657)
Net unrealized appreciation on Investments	66,727		26,095		11,525
Net unrealized depreciation on forward foreign currency contracts	(48)		—		(14)
Net Assets	$317,891		$59,744		$113,050
Net Asset Value, Offering and Redemption Price Per Share — Class A	$12.93		$17.13		$11.36
	($264,665,223 ÷ 20,469,007 shares	)	($59,743,671 ÷ 3,488,206 shares	)	($112,726,493 ÷ 9,923,590 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	$12.90		N/A		N/A
	($13,859,393 ÷ 1,074,708 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$12.62		N/A		$11.84
	($39,366,545 ÷ 3,119,001 shares	)			($323,177 ÷ 27,285 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

40	SEI Asset Allocation Trust / Annual Report / March 31, 2014

Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$22,904		$376,983		$126,218
17		434		245
32		965		6
8		225		44
1		15		9
2		32		9
22,964		378,654		126,531

16		319		297
19		122		71
2		32		11
—		9		—
—		4		—
1		8		3
—		1		—
—		1		—
—		9		—
—		57		—
7		111		37
45		673		419
$22,919		$377,981		$126,112
12,800		319,582		72,524

$18,031		$489,419		$113,123
1		477		4
(5,217)		(169,259)		(40,709)
10,104		57,401		53,694
—		(57)		—
$22,919		$377,981		$126,112
$15.53		$11.91		$18.71
($22,919,266 ÷ 1,475,587 shares	)	($355,358,872 ÷ 29,844,199 shares	)	($126,112,402 ÷ 6,741,415 shares	)
N/A		$11.88		N/A
		($7,390,696 ÷ 621,911 shares	)
N/A		$11.75		N/A
		($15,231,400 ÷ 1,296,618 shares	)

SEI Asset Allocation Trust / Annual Report / March 31, 2014	41

Statements of Operations ($ Thousands)

For the year or period ended March 31, 2014

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$488	$324	$2,210
Expenses:
Administration Fees	94	21	259
Investment Advisory Fees	47	11	129
Administrative Servicing Fees — Class I	16	—	15
Trustees’ Fees	4	1	11
Distribution Fees — Class D	—	—	37
Shareholder Servicing Fees — Class D	—	—	13
Chief Compliance Officer Fees	—	—	1
Registration Fees	10	3	28
Professional Fees	6	1	18
Printing Fees	4	1	13
Custodian/Wire Agent Fees	1	—	4
Other Expenses	2	—	3
Total Expenses	184	38	531
Less:
Administration Fees Waived	(94)	(21)	(259)
Reimbursement from Administrator	(23)	(6)	(68)
Waiver of Shareholder Servicing Fees — Class D	—	—	(3)
Net Expenses	67	11	201
Net Investment Income	421	313	2,009
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain (Loss) from Sales of Affiliated Funds	(210)	591	349
Net Realized Loss on Foreign Currency Transactions	(31)	—	(88)
Capital Gain Distributions Received from Affiliated Funds	243	298	1,526
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(313)	(167)	(971)
Net Change in Unrealized Depreciation on Foreign Currency Translation	(3)	—	(8)
Net Realized and Unrealized Gain (Loss) from Affiliated Funds	(314)	722	808
Net Increase in Net Assets Resulting from Operations	$107	$1,035	$2,817

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

42	SEI Asset Allocation Trust / Annual Report / March 31, 2014

Conservative Strategy Allocation Fund	Moderate Strategy Fund	Moderate Strategy Allocation Fund

$1,098	$5,289	$1,501

80	567	147
40	283	74
—	28	—
3	25	6
—	21	—
—	7	—
—	2	1
8	63	15
6	36	11
5	25	9
1	8	2
1	8	2
144	1,073	267

(80)	(567)	(147)
(21)	(141)	(40)
—	(3)	—
43	362	80
1,055	4,927	1,421

(173)	5,787	841
—	(405)	—
1,319	5,561	2,516
1,825	(6,951)	6,179

—	(10)	—
2,971	3,982	9,536
$4,026	$8,909	$10,957

SEI Asset Allocation Trust / Annual Report / March 31, 2014	43

Statements of Operations ($ Thousands)

For the year ended March 31, 2014

	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$3,374	$616	$1,485
Expenses:
Administration Fees	616	102	206
Investment Advisory Fees	308	51	103
Administrative Servicing Fees — Class I	106	—	1
Distribution Fees — Class D	96	—	—
Shareholder Servicing Fees — Class D	32	—	—
Trustees’ Fees	26	4	9
Chief Compliance Officer Fees	2	—	1
Registration Fees	66	10	21
Professional Fees	43	8	15
Printing Fees	34	7	13
Custodian/Wire Agent Fees	9	1	3
Other Expenses	9	2	2
Total Expenses	1,347	185	374
Less:
Administration Fees Waived	(616)	(102)	(206)
Reimbursement from Administrator	(163)	(28)	(56)
Waiver of Shareholder Servicing Fees — Class D	(29)	—	—
Net Expenses	539	55	112
Net Investment Income	2,835	561	1,373
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain from Sales of Affiliated Funds	7,757	26	120
Net Realized Loss on Foreign Currency Transactions	(768)	—	(181)
Capital Gain Distributions Received from Affiliated Funds	10,405	395	1,986
Net Change in Unrealized Appreciation from Affiliated Funds	14,139	8,078	2,220
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	8	—	(3)
Net Realized and Unrealized Gain from Affiliated Funds	31,541	8,499	4,142
Net Increase in Net Assets Resulting from Operations	$34,376	$9,060	$5,515

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44	SEI Asset Allocation Trust / Annual Report / March 31, 2014

Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$248	$4,480	$1,337

41	757	222
21	379	111
—	41	—
—	52	—
—	17	—
2	33	9
—	3	1
4	84	21
3	51	17
2	39	16
1	11	3
1	11	4
75	1,478	404

(41)	(757)	(222)
(11)	(199)	(62)
—	(12)	—
23	510	120
225	3,970	1,217

198	6,207	1,233
—	(846)	—
154	9,114	846
3,044	8,003	16,377
—	—	—
3,396	22,478	18,456
$3,621	$26,448	$19,673

SEI Asset Allocation Trust / Annual Report / March 31, 2014	45

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	2014	2013	2014	2013
Operations:
Net Investment Income	$421	$461	$313	$361
Net Realized Gain (Loss) from Affiliated Funds	(210)	287	591	220
Net Realized Gain (Loss) on Foreign Currency Transactions	(31)	—	—	—
Capital Gain Distributions Received from Affiliated Funds	243	351	298	36
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(313)	297	(167)	872
Net Change in Unrealized Depreciation on Foreign Currency Translation	(3)	—	—	—
Net Increase in Net Assets Resulting from Operations	107	1,396	1,035	1,489
Dividends and Distributions From:
Net Investment Income:
Class A	(384)	(680)	(390)	(361)
Class D	N/A	N/A	N/A	N/A
Class I	(47)	(75)	N/A	N/A
Total Dividends and Distributions	(431)	(755)	(390)	(361)
Capital Share Transactions(1):
Class A
Proceeds from Shares Issued	16,554	25,987	4,780	4,019
Reinvestment of Dividends & Distributions	376	649	368	344
Cost of Shares Redeemed	(21,718)	(17,607)	(6,214)	(5,251)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(4,788)	9,029	(1,066)	(888)
Class D
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from Shares Issued	1,948	8,628	N/A	N/A
Reinvestment of Dividends & Distributions	47	75	N/A	N/A
Cost of Shares Redeemed	(3,948)	(1,695)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(1,953)	7,008	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(6,741)	16,037	(1,066)	(888)
Net Increase (Decrease) in Net Assets	(7,065)	16,678	(421)	240
Net Assets:
Beginning of Year	50,942	34,264	10,711	10,471
End of Year	$43,877	$50,942	$10,290	$10,711
Undistributed Net Investment Income Included in Net Assets at End of Year	$41	$12	$3	$4
(1)	For Capital share Transactions see footnote 4 in the notes to financial statements.
Amounts	designated as “—” are $0 or have been rounded to $0.
N/A	— Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

46	SEI Asset Allocation Trust / Annual Report / March 31, 2014

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
2014	2013	2014	2013	2014	2013	2014	2013

$2,009	$2,184	$1,055	$997	$4,927	$5,488	$1,421	$1,574
349	2,501	(173)	44	5,787	9,394	841	2,157
(88)	—	—	—	(405)	247	—	—
1,526	875	1,319	126	5,561	3,491	2,516	254
(971)	2,331	1,825	3,604	(6,951)	6,030	6,179	5,276
(8)	—	—	—	(10)	(22)	—	—
2,817	7,891	4,026	4,771	8,909	24,628	10,957	9,261

(2,081)	(2,745)	(1,373)	(996)	(5,362)	(7,309)	(1,973)	(1,577)
(49)	(16)	N/A	N/A	(37)	(30)	N/A	N/A
(85)	(101)	N/A	N/A	(185)	(259)	N/A	N/A
(2,215)	(2,862)	(1,373)	(996)	(5,584)	(7,598)	(1,973)	(1,577)

40,267	39,028	18,810	12,099	46,351	63,871	22,576	23,327
1,960	2,580	1,217	878	5,068	6,903	1,823	1,457
(46,951)	(41,405)	(18,589)	(7,965)	(81,687)	(77,392)	(19,831)	(34,575)
(4,724)	203	1,438	5,012	(30,268)	(6,618)	4,568	(9,791)

4,856	357	N/A	N/A	1,811	246	N/A	N/A
48	15	N/A	N/A	36	28	N/A	N/A
(809)	(792)	N/A	N/A	(621)	(168)	N/A	N/A
4,095	(420)	N/A	N/A	1,226	106	N/A	N/A

2,452	5,939	N/A	N/A	4,466	9,466	N/A	N/A
85	100	N/A	N/A	185	260	N/A	N/A
(2,911)	(5,594)	N/A	N/A	(8,253)	(5,415)	N/A	N/A
(374)	445	N/A	N/A	(3,602)	4,311	N/A	N/A
(1,003)	228	1,438	5,012	(32,644)	(2,201)	4,568	(9,791)
(401)	5,257	4,091	8,787	(29,319)	14,829	13,552	(2,107)

129,139	123,882	37,104	28,317	294,551	279,722	69,465	71,572
$128,738	$129,139	$41,195	$37,104	$265,232	$294,551	$83,017	$69,465
$144	$41	$6	$9	$495	$272	$7	$9

SEI Asset Allocation Trust / Annual Report / March 31, 2014	47

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	2014	2013	2014	2013
Operations:
Net Investment Income	$2,835	$4,385	$561	$659
Net Realized Gain from Affiliated Funds	7,757	14,788	26	2,398
Net Realized Gain (Loss) on Foreign Currency Transactions	(768)	88	—	—
Capital Gain Distributions Received from Affiliated Funds	10,405	8,858	395	59
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	14,139	1,366	8,078	1,538
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency	8	(56)	—	—
Net Increase in Net Assets Resulting from Operations	34,376	29,429	9,060	4,654
Dividends and Distributions From:
Net Investment Income:
Class A	(4,190)	(5,680)	(630)	(670)
Class D	(145)	(192)	N/A	N/A
Class I	(634)	(905)	N/A	N/A
Total Dividends and Distributions	(4,969)	(6,777)	(630)	(670)
Capital Share Transactions(1):
Class A
Proceeds from Shares Issued	57,485	52,287	16,115	6,273
Reinvestment of Dividends & Distributions	3,959	5,494	615	650
Cost of Shares Redeemed	(68,671)	(92,810)	(9,547)	(12,476)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(7,227)	(35,029)	7,183	(5,553)
Class D
Proceeds from Shares Issued	2,806	1,695	N/A	N/A
Reinvestment of Dividends & Distributions	141	187	N/A	N/A
Cost of Shares Redeemed	(2,711)	(3,902)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	236	(2,020)	N/A	N/A
Class I
Proceeds from Shares Issued	9,172	17,989	N/A	N/A
Reinvestment of Dividends & Distributions	634	905	N/A	N/A
Cost of Shares Redeemed	(16,884)	(26,948)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(7,078)	(8,054)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(14,069)	(45,103)	7,183	(5,553)
Net Increase (Decrease) in Net Assets	15,338	(22,451)	15,613	(1,569)
Net Assets:
Beginning of Year	302,553	325,004	44,131	45,700
End of Year	$317,891	$302,553	$59,744	$44,131
Undistributed Net Investment Income Included in Net Assets at End of Year	$211	$368	$2	$2
(1)	For Capital share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

48	SEI Asset Allocation Trust / Annual Report / March 31, 2014

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
2014	2013	2014	2013	2014	2013	2014	2013

$1,373	$1,741	$225	$271	$3,970	$6,648	$1,217	$1,431
120	2,474	198	118	6,207	24,640	1,233	1,334
(181)	43	—	—	(846)	127	—	—
1,986	2,260	154	26	9,114	9,877	846	135
2,220	1,113	3,044	1,643	8,003	(8,451)	16,377	7,549
(3)	(11)	—	—	—	(57)	—	—
5,515	7,620	3,621	2,058	26,448	32,784	19,673	10,449

(1,737)	(2,818)	(252)	(276)	(5,314)	(9,731)	(1,364)	(1,455)
N/A	N/A	N/A	N/A	(63)	(133)	N/A	N/A
(4)	(6)	N/A	N/A	(214)	(509)	N/A	N/A
(1,741)	(2,824)	(252)	(276)	(5,591)	(10,373)	(1,364)	(1,455)

41,046	34,978	7,754	4,913	82,297	67,226	28,934	15,227
1,500	2,552	250	270	5,087	9,434	1,301	1,392
(32,054)	(26,256)	(7,488)	(4,549)	(107,272)	(133,720)	(20,790)	(19,289)
10,492	11,274	516	634	(19,888)	(57,060)	9,445	(2,670)

N/A	N/A	N/A	N/A	1,551	541	N/A	N/A
N/A	N/A	N/A	N/A	60	126	N/A	N/A
N/A	N/A	N/A	N/A	(1,294)	(1,540)	N/A	N/A
N/A	N/A	N/A	N/A	317	(873)	N/A	N/A

216	75	N/A	N/A	3,579	5,512	N/A	N/A
4	6	N/A	N/A	215	509	N/A	N/A
(74)	(220)	N/A	N/A	(6,550)	(28,954)	N/A	N/A
146	(139)	N/A	N/A	(2,756)	(22,933)	N/A	N/A
10,638	11,135	516	634	(22,327)	(80,866)	9,445	(2,670)
14,412	15,931	3,885	2,416	(1,470)	(58,455)	27,754	6,324

98,638	82,707	19,034	16,618	379,451	437,906	98,358	92,034
$113,050	$98,638	$22,919	$19,034	$377,981	$379,451	$126,112	$98,358
$119	$94	$1	$1	$477	$448	$4	$4

SEI Asset Allocation Trust / Annual Report / March 31, 2014	49

Financial Highlights

For the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund
Class A
2014	$9.80	$0.09	$(0.06)	$0.03	$(0.09)	$(0.09)	$9.74	0.36%	$38,819	0.11%	0.36%	0.93%	60%
2013	9.62	0.11	0.24	0.35	(0.17)	(0.17)	9.80	3.63	43,880	0.11	0.38	1.14	56
2012	9.52	0.13	0.13	0.26	(0.16)	(0.16)	9.62	2.77	34,240	0.12	0.38	1.36	48
2011	9.39	0.12	0.19	0.31	(0.18)	(0.18)	9.52	3.35	33,776	0.11	0.37	1.32	73
2010	9.01	0.09	0.39	0.48	(0.10)	(0.10)	9.39	5.40	42,902	0.10	0.35	1.03	108
Class I
2014	$9.64	$0.06	$(0.04)	$0.02	$(0.07)	$(0.07)	$9.59	0.21%	$5,058	0.36%	0.61%	0.67%	60%
2013	9.48	0.11	0.20	0.31	(0.15)	(0.15)	9.64	3.28	7,062	0.36	0.63	1.19	56
2012	9.38	0.11	0.13	0.24	(0.14)	(0.14)	9.48	2.58	24	0.37	0.63	1.13	48
2011	9.35	0.01	0.20	0.21	(0.18)	(0.18)	9.38	2.27	5	0.36	0.70	3.15	73
2010	9.04	0.03	0.38	0.41	(0.10)	(0.10)	9.35	4.60 (1)	—	0.10 ††	0.35	0.29	108
Defensive Strategy Allocation Fund
Class A
2014	$12.98	$0.39	$0.99	$1.38	$(0.50)	$(0.50)	$13.86	10.83%	$10,290	0.11%	0.36%	2.94%	64%
2013	11.66	0.42	1.32	1.74	(0.42)	(0.42)	12.98	15.23	10,711	0.11	0.38	3.46	54
2012	11.14	0.38	0.53	0.91	(0.39)	(0.39)	11.66	8.46	10,471	0.12	0.38	3.42	72
2011	9.84	0.42	1.34	1.76	(0.46)	(0.46)	11.14	18.38	9,715	0.11	0.37	4.14	72
2010	6.42	0.37	3.45	3.82	(0.40)	(0.40)	9.84	60.22	9,691	0.10	0.36	4.43	100
Conservative Strategy Fund
Class A
2014	$10.25	$0.16	$0.08	$0.24	$(0.18)	$(0.18)	$10.31	2.39%	$118,163	0.11%	0.36%	1.60%	47%
2013	9.85	0.18	0.45	0.63	(0.23)	(0.23)	10.25	6.49	122,319	0.11	0.38	1.77	62
2012	9.68	0.18	0.21	0.39	(0.22)	(0.22)	9.85	4.10	117,365	0.12	0.38	1.84	61
2011	9.38	0.19	0.36	0.55	(0.25)	(0.25)	9.68	5.89	120,659	0.11	0.37	1.95	110
2010	8.13	0.22	1.26	1.48	(0.23)	(0.23)	9.38	18.35	108,272	0.10	0.35	2.44	81
Class D
2014	$10.26	$0.08	$0.06	$0.14	$(0.09)	$(0.09)	$10.31	1.41%	$5,186	1.04%	1.36%	0.74%	47%
2013	9.86	0.07	0.47	0.54	(0.14)	(0.14)	10.26	5.48	1,078	1.04	1.38	0.70	62
2012	9.68	0.09	0.21	0.30	(0.12)	(0.12)	9.86	3.16	1,450	1.07	1.38	0.88	61
2011**	9.69	0.01	0.02	0.03	(0.04)	(0.04)	9.68	0.26	1,956	1.11	1.55	10.56	110
Class I
2014	$10.41	$0.14	$0.07	$0.21	$(0.15)	$(0.15)	$10.47	2.09%	$5,389	0.36%	0.61%	1.32%	47%
2013	9.99	0.15	0.47	0.62	(0.20)	(0.20)	10.41	6.31	5,742	0.36	0.63	1.52	62
2012	9.82	0.16	0.21	0.37	(0.20)	(0.20)	9.99	3.78	5,067	0.37	0.63	1.61	61
2011	9.52	0.18	0.34	0.52	(0.22)	(0.22)	9.82	5.57	5,494	0.36	0.62	1.86	110
2010	8.25	0.20	1.28	1.48	(0.21)	(0.21)	9.52	18.05	2,118	0.35	0.60	2.23	81
Conservative Strategy Allocation Fund
Class A
2014	$12.60	$0.34	$1.09	$1.43	$(0.45)	$(0.45)	$13.58	11.61%	$41,195	0.11%	0.36%	2.64%	64%
2013	11.25	0.37	1.34	1.71	(0.36)	(0.36)	12.60	15.47	37,104	0.11	0.38	3.15	37
2012	10.67	0.32	0.59	0.91	(0.33)	(0.33)	11.25	8.77	28,317	0.12	0.38	3.02	61
2011	9.34	0.36	1.36	1.72	(0.39)	(0.39)	10.67	18.83	24,287	0.11	0.37	3.70	65
2010	6.08	0.32	3.27	3.59	(0.33)	(0.33)	9.34	59.74	23,076	0.10	0.36	3.98	95

50	SEI Asset Allocation Trust / Annual Report / March 31, 2014

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Moderate Strategy Fund
Class A
2014	$11.25	$0.20	$0.17	$0.37	$(0.23)	$—	$(0.23)	$11.39	3.34%		$253,566	0.11%	0.36%	1.76%	47%
2013	10.59	0.21	0.75	0.96	(0.30)	—	(0.30)	11.25	9.16		280,634	0.11	0.38	1.97	68
2012	10.29	0.23	0.36	0.59	(0.29)	—	(0.29)	10.59	5.83		270,940	0.12	0.38	2.23	54
2011	9.79	0.23	0.60	0.83	(0.33)	—	(0.33)	10.29	8.58		286,732	0.11	0.37	2.27	79
2010	7.70	0.26	2.22	2.48	(0.27)	(0.12)	(0.39)	9.79	32.56		305,249	0.10	0.36	2.82	98
Class D
2014	$11.25	$0.10	$0.18	$0.28	$(0.15)	$—	$(0.15)	$11.38	2.48%		$2,964	1.01%	1.36%	0.93%	47%
2013	10.60	0.12	0.74	0.86	(0.21)	—	(0.21)	11.25	8.17		1,713	0.96	1.38	1.10	68
2012	10.29	0.13	0.37	0.50	(0.19)	—	(0.19)	10.60	4.90		1,513	1.07	1.38	1.22	54
2011	10.28	0.02	0.04	0.06	(0.05)	—	(0.05)	10.29	0.60		1,691	1.11	1.66	13.95	79
Class I
2014	$11.52	$0.17	$0.18	$0.35	$(0.20)	$—	$(0.20)	$11.67	3.08%		$8,702	0.36%	0.61%	1.46%	47%
2013	10.84	0.20	0.75	0.95	(0.27)	—	(0.27)	11.52	8.89		12,204	0.36	0.63	1.84	68
2012	10.53	0.21	0.36	0.57	(0.26)	—	(0.26)	10.84	5.54		7,269	0.37	0.63	2.01	54
2011	10.01	0.23	0.59	0.82	(0.30)	—	(0.30)	10.53	8.36		6,239	0.36	0.63	2.30	79
2010	7.87	0.24	2.27	2.51	(0.25)	(0.12)	(0.37)	10.01	32.18		2,075	0.35	0.61	2.62	98
Moderate Strategy Allocation Fund
Class A
2014	$16.21	$0.33	$2.20	$2.53	$(0.46)	$—	$(0.46)	$18.28	15.77%		$83,017	0.11%	0.36%	1.93%	41%
2013	14.36	0.34	1.86	2.20	(0.35)	—	(0.35)	16.21	15.58		69,465	0.11	0.38	2.32	48
2012	13.66	0.30	0.70	1.00	(0.30)	—	(0.30)	14.36	7.52		71,572	0.12	0.38	2.22	67
2011	11.98	0.30	1.70	2.00	(0.32)	—	(0.32)	13.66	17.02		64,585	0.11	0.37	2.46	42
2010	8.15	0.26	3.85	4.11	(0.28)	—	(0.28)	11.98	50.78		68,844	0.10	0.36	2.54	57
Aggressive Strategy Fund
Class A
2014	$11.75	$0.12	$1.26	$1.38	$(0.20)	$—	$(0.20)	$12.93	11.83%		$264,665	0.11%	0.36%	0.99%	50%
2013	10.83	0.17	1.02	1.19	(0.27)	—	(0.27)	11.75	11.17		247,732	0.11	0.38	1.57	74
2012	10.69	0.18	0.26	0.44	(0.30)	—	(0.30)	10.83	4.37		263,957	0.12	0.37	1.79	54
2011**	9.74	0.18	1.17	1.35	(0.40)	—	(0.40)	10.69	14.12		326,069	0.11	0.37	1.80	120
2010	6.50	0.17	3.26	3.43	(0.19)	—	(0.19)	9.74	52.97		282,138	0.10	0.36	1.93	121
Class D
2014	$11.75	$0.02	$1.27	$1.29	$(0.14)	$—	$(0.14)	$12.90	11.01%		$13,859	0.88%	1.36%	0.20%	50%
2013	10.83	0.09	1.02	1.11	(0.19)	—	(0.19)	11.75	10.34		12,425	0.86	1.38	0.83	74
2012	10.69	0.08	0.26	0.34	(0.20)	—	(0.20)	10.83	3.35		13,494	1.07	1.37	0.83	54
2011	10.61	0.02	0.09	0.11	(0.03)	—	(0.03)	10.69	1.00		17,033	1.11	1.45	16.77	120
Class I
2014	$11.48	$0.09	$1.23	$1.32	$(0.18)	$—	$(0.18)	$12.62	11.55%		$39,367	0.36%	0.61%	0.74%	50%
2013	10.58	0.13	1.01	1.14	(0.24)	—	(0.24)	11.48	10.97		42,396	0.36	0.63	1.27	74
2012	10.46	0.16	0.23	0.39	(0.27)	—	(0.27)	10.58	4.01		47,553	0.37	0.62	1.61	54
2011	9.54	0.22	1.08	1.30	(0.38)	—	(0.38)	10.46	13.87		54,914	0.36	0.63	2.27	120
2010	6.37	0.15	3.19	3.34	(0.17)	—	(0.17)	9.54	52.61		9,397	0.35	0.61	1.78	121
Tax-Managed Aggressive Strategy Fund
Class A
2014	$14.52	$0.17	$2.63	$2.80	$(0.19)	$—	$(0.19)	$17.13	19.39%		$59,744	0.11%	0.36%	1.10%	37%
2013	13.14	0.21	1.39	1.60	(0.22)	—	(0.22)	14.52	12.32		44,131	0.11	0.38	1.59	34
2012	12.90	0.18	0.25	0.43	(0.19)	—	(0.19)	13.14	3.51		45,700	0.12	0.38	1.44	45
2011	11.30	0.17	1.60	1.77	(0.17)	—	(0.17)	12.90	15.86		59,522	0.11	0.37	1.44	49
2010	7.47	0.15	3.84	3.99	(0.16)	—	(0.16)	11.30	53.66		51,330	0.10	0.36	1.53	40
Core Market Strategy Fund
Class A
2014	$10.96	$0.15	$0.43	$0.58	$(0.18)	$—	$(0.18)	$11.36	5.39%		$112,727	0.11%	0.36%	1.33%	52%
2013	10.39	0.21	0.70	0.91	(0.34)	—	(0.34)	10.96	8.88		98,471	0.11	0.38	2.01	86
2012	10.19	0.25	0.33	0.58	(0.38)	—	(0.38)	10.39	5.94		82,413	0.12	0.38	2.53	82
2011	9.57	0.26	0.84	1.10	(0.48)	—	(0.48)	10.19	11.79		83,453	0.11	0.37	2.65	98
2010	7.47	0.25	2.13	2.38	(0.28)	—	(0.28)	9.57	32.15		77,116	0.10	0.36	2.81	148
Class I
2014	$11.42	$0.14	$0.44	$0.58	$(0.16)	$—	$(0.16)	$11.84	5.10%		$323	0.36%	0.61%	1.18%	52%
2013	10.81	0.13	0.79	0.92	(0.31)	—	(0.31)	11.42	8.63		167	0.36	0.63	1.16	86
2012	10.59	0.21	0.36	0.57	(0.35)	—	(0.35)	10.81	5.64		294	0.37	0.63	2.04	82
2011	9.90	0.34	0.83	1.17	(0.48)	—	(0.48)	10.59	12.09		322	0.36	0.68	3.27	98
2010	7.68	0.30	2.20	2.50	(0.28)	—	(0.28)	9.90	32.84	(1)(2)	—	0.10 ††	0.36	3.24	148

SEI Asset Allocation Trust / Annual Report / March 31, 2014	51

Financial Highlights

For the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Market Strategy Allocation Fund
Class A
2014	$13.17	$0.16	$2.37	$2.53	$(0.17)	$(0.17)	$15.53	19.32%	$22,919	0.11%	0.36%	1.09%	49%
2013	11.93	0.20	1.24	1.44	(0.20)	(0.20)	13.17	12.21	19,034	0.11	0.38	1.63	43
2012	11.68	0.17	0.25	0.42	(0.17)	(0.17)	11.93	3.77	16,618	0.12	0.38	1.49	52
2011	10.26	0.15	1.43	1.58	(0.16)	(0.16)	11.68	15.54	18,188	0.11	0.37	1.44	50
2010	6.78	0.14	3.49	3.63	(0.15)	(0.15)	10.26	53.70	17,431	0.10	0.36	1.54	48
Market Growth Strategy Fund
Class A
2014	$11.27	$0.12	$0.69	$0.81	$(0.17)	$(0.17)	$11.91	7.27%	$355,359	0.11%	0.36%	1.08%	50%
2013	10.60	0.19	0.78	0.97	(0.30)	(0.30)	11.27	9.36	355,650	0.11	0.38	1.77	85
2012	10.47	0.22	0.26	0.48	(0.35)	(0.35)	10.60	4.83	391,812	0.12	0.38	2.21	73
2011	9.64	0.21	1.05	1.26	(0.43)	(0.43)	10.47	13.42	453,836	0.11	0.37	2.19	118
2010	6.94	0.21	2.72	2.93	(0.23)	(0.23)	9.64	42.56	441,929	0.10	0.36	2.38	136
Class D
2014	$11.27	$0.03	$0.68	$0.71	$(0.10)	$(0.10)	$11.88	6.37%	$7,391	0.94%	1.36%	0.25%	50%
2013	10.61	0.11	0.77	0.88	(0.22)	(0.22)	11.27	8.44	6,704	0.86	1.38	0.99	85
2012	10.47	0.11	0.28	0.39	(0.25)	(0.25)	10.61	3.87	7,190	1.07	1.38	1.05	73
2011**	10.42	0.01	0.08	0.09	(0.04)	(0.04)	10.47	0.85	11,760	1.11	1.51	12.72	118
Class I
2014	$11.12	$0.09	$0.69	$0.78	$(0.15)	$(0.15)	$11.75	7.04%	$15,231	0.36%	0.61%	0.80%	50%
2013	10.46	0.10	0.83	0.93	(0.27)	(0.27)	11.12	9.06	17,097	0.36	0.63	1.00	85
2012	10.33	0.20	0.25	0.45	(0.32)	(0.32)	10.46	4.64	38,904	0.37	0.63	1.98	73
2011	9.53	0.22	0.99	1.21	(0.41)	(0.41)	10.33	13.01	42,680	0.36	0.63	2.28	118
2010	6.87	0.19	2.68	2.87	(0.21)	(0.21)	9.53	42.07	10,249	0.35	0.61	2.16	136
Market Growth Strategy Allocation Fund
Class A
2014	$15.86	$0.19	$2.87	$3.06	$(0.21)	$(0.21)	$18.71	19.37%	$126,112	0.11%	0.36%	1.10%	34%
2013	14.37	0.23	1.50	1.73	(0.24)	(0.24)	15.86	12.19	98,358	0.11	0.38	1.60	34
2012	14.04	0.20	0.34	0.54	(0.21)	(0.21)	14.37	3.98	92,034	0.12	0.38	1.51	44
2011	12.33	0.18	1.72	1.90	(0.19)	(0.19)	14.04	15.58	95,416	0.11	0.37	1.43	36
2010	8.15	0.17	4.18	4.35	(0.17)	(0.17)	12.33	53.65	97,665	0.10	0.36	1.55	41

*	Per share calculations were performed using average shares.
**	Class D commenced operations on March 25, 2011. All ratios have been annualized.
***	The expense ratios do not include expenses of the underlying affiliated investment companies.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Excludes a 0.25% Administrative Servicing Fee which was not being charged to the Class due to the immaterial amount.
‡	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for Classes A, D, and I, respectively.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Class I shares have not been marketed and have a limited number of shares outstanding.
(2)	The total return in Class I exceeds Class A due to rounding.

The accompanying notes are an integral part of the financial statements.

52	SEI Asset Allocation Trust / Annual Report / March 31, 2014

Notes to Financial Statements

March 31, 2014

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax- Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A, Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of March 31, 2014, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the year ended March 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the year ended March 31, 2014, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with

SEI Asset Allocation Trust / Annual Report / March 31, 2014	53

Notes to Financial Statements (Continued)

March 31, 2014

Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2014, if applicable.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Defensive Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Conservative Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%		0.35%
Conservative Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Moderate Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%

54	SEI Asset Allocation Trust / Annual Report / March 31, 2014

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Moderate Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Aggressive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Tax-Managed Aggressive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Core Market Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Core Market Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Market Growth Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Market Growth Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on inter fund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and for the year ended March 31, 2014, the Trust did not participate in the Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the years ended March 31,

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
	2014	2013	2014	2013	2014	2013
Shares Issued and Redeemed:
Class A:
Shares Issued	1,703	2,665	362	334	3,942	3,888
Shares Issued in Lieu of Cash Distributions	39	67	28	28	193	258
Shares Redeemed	(2,238)	(1,810)	(473)	(435)	(4,609)	(4,126)
Total Class A Transactions	(496)	922	(83)	(73)	(474)	20
Class D:
Shares Issued	N/A	N/A	N/A	N/A	472	36
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	5	1
Shares Redeemed	N/A	N/A	N/A	N/A	(79)	(79)
Total Class D Transactions	N/A	N/A	N/A	N/A	398	(42)

SEI Asset Allocation Trust / Annual Report / March 31, 2014	55

Notes to Financial Statements (Continued)

March 31, 2014

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
	2014	2013	2014	2013	2014	2013
Class I:
Shares Issued	204	898	N/A	N/A	236	583
Shares Issued in Lieu of Cash Distributions	5	8	N/A	N/A	8	10
Shares Redeemed	(414)	(177)	N/A	N/A	(282)	(548)
Total Class I Transactions	(205)	729	N/A	N/A	(38)	45
Increase (Decrease) in Capital Shares	(701)	1,651	(83)	(73)	(114)	23

	Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
	2014	2013	2014	2013	2014	2013
Shares Issued and Redeemed:
Class A:
Shares Issued	1,453	1,031	4,139	5,884	1,326	1,574
Shares Issued in Lieu of Cash Distributions	94	75	454	639	105	98
Shares Redeemed	(1,458)	(677)	(7,280)	(7,159)	(1,175)	(2,369)
Total Class A Transactions	89	429	(2,687)	(636)	256	(697)
Class D:
Shares Issued	N/A	N/A	161	22	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	3	3	N/A	N/A
Shares Redeemed	N/A	N/A	(56)	(16)	N/A	N/A
Total Class D Transactions	N/A	N/A	108	9	N/A	N/A
Class I:
Shares Issued	N/A	N/A	388	853	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	16	23	N/A	N/A
Shares Redeemed	N/A	N/A	(718)	(487)	N/A	N/A
Total Class I Transactions	N/A	N/A	(314)	389	N/A	N/A
Increase (Decrease) in Capital Shares	89	429	(2,893)	(238)	256	(697)

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
	2014	2013	2014	2013	2014	2013
Shares Issued and Redeemed:
Class A:
Shares Issued	4,660	4,800	1,004	470	3,705	3,295
Shares Issued in Lieu of Cash Distributions	315	504	38	49	136	242
Shares Redeemed	(5,596)	(8,593)	(593)	(958)	(2,900)	(2,485)
Total Class A Transactions	(621)	(3,289)	449	(439)	941	1,052
Class D:
Shares Issued	231	156	N/A	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	11	18	N/A	N/A	N/A	N/A
Shares Redeemed	(225)	(362)	N/A	N/A	N/A	N/A
Total Class D Transactions	17	(188)	N/A	N/A	N/A	N/A
Class I:
Shares Issued	778	1,682	N/A	N/A	19	7
Shares Issued in Lieu of Cash Distributions	52	85	N/A	N/A	—	1
Shares Redeemed	(1,405)	(2,566)	N/A	N/A	(7)	(20)
Total Class I Transactions	(575)	(799)	N/A	N/A	12	(12)
Increase (Decrease) in Capital Shares	(1,179)	(4,276)	449	(439)	953	1,040

56	SEI Asset Allocation Trust / Annual Report / March 31, 2014

	Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	2014	2013	2014	2013	2014	2013
Shares Issued and Redeemed:
Class A:
Shares Issued	545	412	7,146	6,274	1,679	1,047
Shares Issued in Lieu of Cash Distributions	17	22	439	881	74	96
Shares Redeemed	(531)	(382)	(9,302)	(12,543)	(1,213)	(1,349)
Total Class A Transactions	31	52	(1,717)	(5,388)	540	(206)
Class D:
Shares Issued	N/A	N/A	134	51	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	5	12	N/A	N/A
Shares Redeemed	N/A	N/A	(112)	(146)	N/A	N/A
Total Class D Transactions	N/A	N/A	27	(83)	N/A	N/A
Class I:
Shares Issued	N/A	N/A	319	527	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	19	48	N/A	N/A
Shares Redeemed	N/A	N/A	(578)	(2,756)	N/A	N/A
Total Class I Transactions	N/A	N/A	(240)	(2,181)	N/A	N/A
Increase (Decrease) in Capital Shares	31	52	(1,930)	(7,652)	540	(206)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 2014, were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$23,506
Sales	31,180
Defensive Strategy Allocation Fund
Purchases	6,781
Sales	7,589
Conservative Strategy Fund
Purchases	57,365
Sales	63,562
Conservative Strategy Allocation Fund
Purchases	27,862
Sales	25,368
Moderate Strategy Fund
Purchases	133,172
Sales	160,748
Moderate Strategy Allocation Fund
Purchases	36,081
Sales	30,118
Aggressive Strategy Fund
Purchases	154,212
Sales	161,086
Tax-Managed Aggressive Strategy Fund
Purchases	26,363
Sales	18,872
Core Market Strategy Fund
Purchases	65,582
Sales	53,523
Core Market Strategy Allocation Fund
Purchases	10,689
Sales	10,077
Market Growth Strategy Fund
Purchases	188,712
Sales	203,623
Market Growth Strategy Allocation Fund
Purchases	47,959
Sales	37,960

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	57

Notes to Financial Statements (Continued)

March 31, 2014

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds and foreign exchange gain/loss have been reclassified to/from the following accounts as of March 31, 2014 ($ Thousands):

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in- Capital
Defensive Strategy Fund	$39	$(39)	$—
Defensive Strategy Allocation Fund	76	(76)	—
Conservative Strategy Fund	309	(309)	—
Conservative Strategy Allocation Fund	315	(315)	—
Moderate Strategy Fund	880	(880)	—
Moderate Strategy Allocation Fund	550	(550)	—
Aggressive Strategy Fund	1,977	(1,977)	—
Tax-Managed Aggressive Strategy Fund	69	(69)	—
Core Market Strategy Fund	393	(393)	—
Core Market Strategy Allocation Fund	27	(27)	—
Market Growth Strategy Fund	1,650	(1,650)	—
Market Growth Strategy Allocation Fund	147	(147)	—

The tax character of dividends and distributions declared during the years ended March 31, 2014 and March 31, 2013 were as follows ($ Thousands):

	Ordinary Income		Totals
	2014	2013	2014	2013
Defensive Strategy Fund	$431	$755	$431	$755
Defensive Strategy Allocation Fund	390	361	390	361
Conservative Strategy Fund	2,215	2,862	2,215	2,862
Conservative Strategy Allocation Fund	1,373	996	1,373	996
Moderate Strategy Fund	5,584	7,598	5,584	7,598
Moderate Strategy Allocation Fund	1,973	1,577	1,973	1,577
Aggressive Strategy Fund	4,969	6,777	4,969	6,777
Tax-Managed Aggressive Strategy Fund	630	670	630	670
Core Market Strategy Fund	1,741	2,824	1,741	2,824
Core Market Strategy Allocation Fund	252	276	252	276
Market Growth Strategy Fund	5,591	10,373	5,591	10,373
Market Growth Strategy Allocation Fund	1,364	1,455	1,364	1,455

As of March 31, 2014, the components of Distibutable Earnings (Accumulated Losses) on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Losses	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings/ (Accumulated Gains/Losses)
Defensive Strategy Fund	$38	$—	$(5,140)	$(7)	$1,083	$3	$(4,023)
Defensive Strategy Allocation Fund	2	—	(2,012)	—	1,960	—	(50)
Conservative Strategy Fund	136	—	(22,341)	(12)	6,845	8	(15,364)
Conservative Strategy Allocation Fund	7	—	(7,214)	—	12,354	1	5,148
Moderate Strategy Fund	462	—	(65,094)	(234)	17,006	32	(47,828)
Moderate Strategy Allocation Fund	7	—	(10,077)	—	21,354	—	11,284
Aggressive Strategy Fund	163	—	(149,408)	—	60,135	47	(89,063)
Tax-Managed Aggressive Strategy Fund	2	—	(20,255)	—	25,852	1	5,600
Core Market Strategy Fund	105	—	(8,647)	—	8,502	13	(27)
Core Market Strategy Allocation Fund	1	—	(5,039)	—	9,926	—	4,888
Market Growth Strategy Fund	420	—	(162,931)	—	51,016	57	(111,438)
Market Growth Strategy Allocation Fund	4	—	(38,584)	—	51,569	—	12,989

Post-October losses represent losses realized on investments from November 1, 2013 through March 31, 2014 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2014 as follows ($ Thousands):

	Years Expiring	Amounts
Defensive Strategy Fund	2019	$126
	2018	1,458
	2017	3,556

		$5,140

	Years Expiring	Amounts
Defensive Strategy Allocation Fund	2019	$608
	2018	1,404

		$2,012

Conservative Strategy Fund	2019	$783
	2018	7,821
	2017	13,737

		$22,341

58	SEI Asset Allocation Trust / Annual Report / March 31, 2014

	Years Expiring	Amounts
Conservative Strategy Allocation Fund	2018	$7,214

Moderate Strategy Fund	2019	$8,241
	2018	52,703
	2017	4,150

		$65,094

Moderate Strategy Allocation Fund	2019	$3,846
	2018	6,231

		$10,077

Aggressive Strategy Fund	2018	$108,425
	2017	40,983

		$149,408

Tax-Managed Aggressive Strategy Fund	2018	$20,255

Core Market Strategy Fund	2018	$8,647

Core Market Strategy Allocation Fund	2018	$5,039

Market Growth Strategy Fund	2019	$1,510
	2018	141,686
	2017	19,735

		$162,931

Market Growth Strategy Allocation Fund	2019	$1,088
	2018	37,496

		$38,584

For Federal income tax purposes, the capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired. The Funds’ use of capital loss carryforwards acquired by Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund and Market Growth Strategy Fund are subject to annual limitations.

During the fiscal year ended March 31, 2014, the following Funds utilized capital loss carryforwards to offset capital gains ($ Thousands):

Utilized Capital Loss Carry Forwards
Defensive Strategy Fund	$52
Defensive Strategy Allocation Fund	391
Conservative Strategy Fund	1,410
Conservative Strategy Allocation Fund	1,088
Moderate Strategy Fund	8,434
Moderate Strategy Allocation Fund	2,845
Aggressive Strategy Fund	16,217
Tax-Managed Aggressive Strategy Fund	491
Core Market Strategy Fund	2,325
Core Market Strategy Allocation Fund	359
Market Growth Strategy Fund	14,783
Market Growth Strategy Allocation Fund	1,170

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2014, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
Defensive Strategy Fund	$42,750	$1,364	$(278)	$1,086
Defensive Strategy Allocation Fund	8,370	2,251	(291)	1,960
Conservative Strategy Fund	121,970	8,465	(1,612)	6,853
Conservative Strategy Allocation Fund	28,833	13,184	(830)	12,354
Moderate Strategy Fund	248,081	20,847	(3,809)	17,038
Moderate Strategy Allocation Fund	61,732	24,244	(2,890)	21,354
Aggressive Strategy Fund	257,788	65,659	(5,476)	60,183
Tax-Managed Aggressive Strategy Fund	33,909	26,002	(150)	25,852
Core Market Strategy Fund	104,235	12,006	(3,490)	8,516
Core Market Strategy Allocation Fund	12,978	10,085	(159)	9,926
Market Growth Strategy Fund	325,910	56,110	(5,037)	51,073
Market Growth Strategy Allocation Fund	74,649	52,763	(1,194)	51,569

The difference between tax cost and book cost is primarily attributable to wash sales.

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

In the normal course of business, the Funds invest solely in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and swaps, and therefore, the Funds may be affected by events in these industries. The foregoing is not intended to be a complete discussion [of] all risks associated with the investment strategies of the Funds. Please refer to each [Fund’s] current prospectus for a discussion of the risks associated with investing in the Fund.

9. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	59

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees

SEI Asset Allocation Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Asset Allocation Trust, comprised of the Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (collectively, the “Funds”) as of and for the year ended March 31, 2014, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the transfer agent of the underlying funds and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising SEI Asset Allocation Trust as of March 31, 2014, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

May 30, 2014

60	SEI Asset Allocation Trust / Annual Report / March 31, 2014

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of May 8, 2014.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 72 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	since 1996	Retired since January 2012. Self-Employed Consultant, Newfound Consultants Inc. since April 1997-December 2011.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the Independent Review Committee for SEI’s Canadian-registered mutual funds.
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 55 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	99	Director of SEI Structured Credit Fund, L.P.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust , SEI Insurance Products Trust and New Covenant Funds.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	61

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
James M. Williams One Freedom Valley Drive Oaks, PA 19456 65 yrs. Old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	99	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee	Since 2007	Private Investor since 1994.	99	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	99	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 52 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997- 2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009)	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 50 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 43 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A

62	SEI Asset Allocation Trust / Annual Report / March 31, 2014

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
David F. McCann One Freedom Valley Drive Oaks, PA 19456 37 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Vice President	since 2012	Director of Global Investment Product Management, January 2004 to present.	N/A	N/A
Edward McCusker One Freedom Valley Drive Oaks, PA 19456 29 yrs. old	Privacy Officer and Anti-Money Laundering Compliance Officer	since 2013	Compliance Manager of SEI Investments Company, May 2011-April 2013. Project Manager and AML Operations Lead of SEI Private Trust Company, September 2010-May 2011. Private Banking Client Service Professional of SEI Private Banking and Trust, September 2008-September 2010.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust and New Covenant Funds.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	63

SEI ASSET ALLOCATION TRUST — March 31, 2014

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,014.50	0.10%	$0.53
Class I	1,000.00	1,012.80	0.35	1.78
Hypothetical 5% Return
Class A	$1,000.00	$1,024.41	0.10%	$0.53
Class I	1,000.00	1,023.16	0.35	1.79
Defensive Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,093.60	0.11%	$0.55
Hypothetical 5% Return
Class A	$1,000.00	$1,024.41	0.11%	$0.53
Conservative Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,030.20	0.11%	$0.53
Class D	1,000.00	1,025.30	1.04	5.25
Class I	1,000.00	1,028.80	0.35	1.80
Hypothetical 5% Return
Class A	$1,000.00	$1,024.41	0.11%	$0.53
Class D	1,000.00	1,019.74	1.04	5.24
Class I	1,000.00	1,023.16	0.35	1.79

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,099.20	0.11%	$0.55
Hypothetical 5% Return
Class A	$1,000.00	$1,024.41	0.11%	$0.53
Moderate Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,044.20	0.10%	$0.54
Class D	1,000.00	1,039.60	1.01	5.12
Class I	1,000.00	1,042.90	0.35	1.81
Hypothetical 5% Return
Class A	$1,000.00	$1,024.41	0.10%	$0.53
Class D	1,000.00	1,019.91	1.01	5.08
Class I	1,000.00	1,023.16	0.35	1.79
Moderate Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,108.00	0.11%	$0.55
Hypothetical 5% Return
Class A	$1,000.00	$1,024.41	0.11%	$0.53

64	SEI Asset Allocation Trust / Annual Report / March 31, 2014

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,074.50	0.11%	$0.54
Class D	1,000.00	1,070.80	0.91	4.68
Class I	1,000.00	1,073.40	0.35	1.82
Hypothetical 5% Return
Class A	$1,000.00	$1,024.41	0.11%	$0.53
Class D	1,000.00	1,020.41	0.91	4.56
Class I	1,000.00	1,023.18	0.35	1.78
Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,101.20	0.11%	$0.55
Hypothetical 5% Return
Class A	$1,000.00	$1,024.40	0.11%	$0.53
Core Market Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,050.30	0.11%	$0.54
Class I	1,000.00	1,048.20	0.36	1.81
Hypothetical 5% Return
Class A	$1,000.00	$1,024.41	0.11%	$0.53
Class I	1,000.00	1,023.16	0.36	1.79
Core Market Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,100.60	0.11%	$0.55
Hypothetical 5% Return
Class A	$1,000.00	$1,024.41	0.11%	$0.53
Market Growth Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,056.70	0.11%	$0.54
Class D	1,000.00	1,052.00	0.94	4.83
Class I	1,000.00	1,055.90	0.36	1.82
Hypothetical 5% Return
Class A	$1,000.00	$1,024.41	0.11%	$0.53
Class D	1,000.00	1,020.23	0.94	4.75
Class I	1,000.00	1,023.16	0.36	1.79
Market Growth Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,108.00	0.11%	$0.55
Hypothetical 5% Return
Class A	$1,000.00	$1,024.41	0.11%	$0.53

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

SEI Asset Allocation Trust / Annual Report / March 31, 2014	65

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited)

SEI Asset Allocation Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the assets of each series of the Trust (each, a “Fund” and, collectively, the “Funds”).

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Advisory Agreement must be specifically approved: (i) by the vote of the Trust’s Board of Trustees (the “Board”) or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approval, the Funds’ Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds a meeting each year that is dedicated to considering whether to renew the Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for this meeting, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC’s affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC regarding: (i) the quality of SIMC’s investment management and other services; (ii) SIMC’s investment management personnel; (iii) SIMC’s operations and financial condition; (iv) SIMC’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds in addition to the fees it charges to the underlying mutual funds in which the Funds invest (vi) the Funds’ overall fees and operating expenses (including the fees and operating expenses of the underlying mutual funds in which the Funds invest compared with similar mutual funds); (vii) the level of SIMC’s profitability from its Fund-related operations; (viii) SIMC’s compliance systems; (ix) SIMC’s policies on and compliance procedures for personal securities transactions; (x) SIMC’s reputation, expertise and resources in domestic and/or international financial markets; (xi) the performance of the Funds; and (xii) the performance of the underlying mutual funds in which the Funds invest compared with similar mutual funds.

At the March 25-26, 2014 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement and approved the selection of SIMC to act as investment adviser for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meeting and at prior meetings, including:

•	the nature, extent and quality of the services provided to the Funds under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Funds;

•	the Funds’ investment performance and how the performance of the underlying mutual funds in which the Funds invest compared to that of other comparable mutual funds;

•

the Funds’ expenses under the Advisory Agreement (including the fees and operating expenses of the underlying mutual funds in which the Funds invest and how those expenses compared to those of other comparable mutual funds;

66	SEI Asset Allocation Trust / Annual Report / March 31, 2014

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited) (Continued)

•	the profitability of SIMC and its affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and its affiliates; and

•	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds supported renewal of the Advisory Agreement.

Fund Performance. The Board considered Fund performance in determining whether to renew the Advisory Agreement. Specifically, the Trustees considered the performance of the underlying mutual funds in which the Funds invest relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Advisory Agreement.

Fund Expenses. With respect to the Funds’ expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and the Funds’ net operating expense ratio (including the fees and operating expenses of the underlying mutual funds in which the Funds invest in comparison to those of other comparable mutual funds). The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates. The Trustees found that profitability was reasonable. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Asset Allocation Trust / Annual Report / March 31, 2014	67

Notice to Shareholders (Unaudited)

For shareholders that do not have a March 31, 2014 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2014 year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2014, the Funds of the SEI Asset Allocation Trust are designating the following items with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)
Defensive Strategy Fund	0%	100%	100%	18%	18%	6%
Defensive Strategy Allocation Fund	0%	100%	100%	21%	22%	0%
Conservative Strategy Fund	0%	100%	100%	11%	20%	5%
Conservative Strategy Allocation Fund	0%	100%	100%	26%	27%	0%
Moderate Strategy Fund	0%	100%	100%	15%	26%	7%
Moderate Strategy Allocation Fund	0%	100%	100%	36%	42%	0%
Aggressive Strategy Fund	0%	100%	100%	35%	51%	0%
Tax-Managed Aggressive Strategy Fund	0%	100%	100%	40%	58%	0%
Core Market Strategy Fund	0%	100%	100%	15%	23%	4%
Core Market Strategy Allocation Fund	0%	100%	100%	39%	57%	0%
Market Growth Strategy Fund	0%	100%	100%	24%	36%	2%
Market Growth Strategy Allocation Fund	0%	100%	100%	39%	57%	0%

(1)	The percentage in this column represents dividends which qualify for the Corporate “Dividends Received Deduction,” and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, and New York, the statutory threshold requirements were not met.

Items (A) and (B) are based on the percentage of the Fund’s total distribution.

68	SEI Asset Allocation Trust / Annual Report / March 31, 2014

SEI ASSET ALLOCATION TRUST ANNUAL REPORT

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-121 (3/14)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Messrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2014 and 2013 as follows:

		Fiscal Year 2014			Fiscal Year 2013
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$119,500	$0	NA	$119,500	$0	NA
(b)	Audit-Related Fees(3)	$0	$0	$0	$20,000	$0	$0
(c)	Tax Fees (4)	$0	$28,000	$0	$0	$8,000	$0
(d)	All Other Fees(2)	$0	$237,000	$0	$0	$236,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4 (g)(1) for a description of the services comprising the fees disclosed under this category.
(3)	Audit-related fees include amounts related to attestation reporting over compliance with an exemptive order under the federal securities laws.
(4)	Tax fees include amounts related to tax compliance and consulting services for various service affiliates of the Registrant.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2014	Fiscal 2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2014 and 2013 were $237,000 and $236,000, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, and agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments

The Schedule of Investments in securities of unaffiliated issuers are as of the close of the reporting period for the Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund, and Market Growth Strategy Allocation Fund are included as part of the shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s board of trustees (the “Board”). Pursuant to the Committee’s charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, CEO and President

Date: June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, CEO and President

Date: June 6, 2014

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 6, 2014